Document and Entity Information (USD $)	6 Months Ended
Jun. 30, 2011
Document and Entity Information [Abstract]
Document period end date	Jun 30, 2011
Amendment flag	false
Entity registrant name	FRESENIUS MEDICAL CARE AG & Co. KGaA
Entity current reporting status	Yes
Entity voluntary filers	Yes
Entity central index key	0001333141
Document type	6-K
Current fiscal year end date	--12-31
Entity filer category	Large Accelerated Filer
Entity well known seasoned issuer	Yes
Entity common stock shares outstanding	298,964,667
Entity public float	$ 14,499,694,419
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2

Consolidated Statements of Income (USD $) In Thousands, except Per Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Net revenue:
Dialysis Care Revenue	$ 2,361,563	$ 2,224,321	$ 4,646,879	$ 4,395,105
Dialysis Products Revenue	832,489	721,878	1,583,561	1,433,223
Net revenue	3,194,052	2,946,199	6,230,440	5,828,328
Costs of revenue:
Dialysis Care Cost of Revenue	1,651,399	1,554,649	3,317,593	3,096,330
Dialysis Products Cost of Revenue	420,726	379,942	755,821	756,098
Cost of revenues	2,072,125	1,934,591	4,073,414	3,852,428
Gross profit	1,121,927	1,011,608	2,157,026	1,975,900
Operating expenses:
Selling, general and administrative	594,480	525,584	1,165,928	1,043,321
Research and development	26,783	21,373	52,932	44,462
Income from equity method investees	(8,880)	(1,914)	(16,462)	(3,627)
Operating income	509,544	466,565	954,628	891,744
Other (income) expense:
Interest income	(15,579)	(8,244)	(26,000)	(14,083)
Interest expense	90,183	76,468	172,169	149,732
Income before income taxes	434,940	398,341	808,459	756,095
Income tax expense	148,856	129,075	273,260	256,603
Net Income	286,084	269,266	535,199	499,492
Less: Net income attributable to noncontrolling interests	25,323	20,997	53,737	40,107
Net Income attributable to the Company	$ 260,761	$ 248,269	$ 481,462	$ 459,385
Basic income per Ordinary share	$ 0.86	$ 0.83	$ 1.59	$ 1.53
Fully diluted income per Ordinary share	$ 0.86	$ 0.82	$ 1.58	$ 1.52

Consolidated Statements of Comprehensive Income (USD $) In Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Consolidated Statements of Comprehensive Income
Net Income	$ 286,084	$ 269,266	$ 535,199	$ 499,492
(Loss) gain related to cash flow hedges	(1,855)	(55,489)	2,129	(72,951)
Actuarial gains (losses) on defined benefit pension plans	1,782	1,220	3,565	2,410
(Loss) gain related to foreign currency translation	47,405	(184,969)	166,358	(309,906)
Income tax (expense) benefit related to components of other comprehensive income	(4,696)	14,271	(8,847)	19,152
Other comprehensive income (loss), net of tax	42,636	(224,967)	163,205	(361,295)
Total comprehensive income	328,720	44,299	698,404	138,197
Comprehensive income attributable to noncontrolling interests	(26,080)	(21,212)	(54,762)	(39,207)
Comprehensive income attributable to the Company	$ 302,640	$ 23,087	$ 643,642	$ 98,990

Consolidated Balance Sheets (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 449,253	$ 522,870
Trade accounts receivable less allowance for doubtful accounts of $277,335 in 2010 and $266,449 in 2009	2,947,033	2,573,258
Accounts receivable from related parties	114,873	113,976
Inventories	976,893	809,097
Prepaid expenses and other current assets	985,154	783,231
Deferred tax asset, current	348,731	350,162
Total current assets	5,821,937	5,152,594
Property, plant and equipment, net	2,656,984	2,527,292
Intangible assets	696,707	692,544
Goodwill	8,902,372	8,140,468
Deferred tax asset, non-current	91,284	93,168
Equity Method Investments	344,986	250,373
Other assets	538,364	238,222
Total assets	19,052,634	17,094,661
Current liabilities:
Accounts payable	490,799	420,637
Accounts payable to related parties	135,836	121,887
Accrued expenses and other current liabilities	1,687,871	1,537,423
Short-term borrowings and other financial liabilities	760,957	670,671
Short-term borrowings from related parties	161,363	9,683
Current portion of long-term debt and capital lease obligations	606,177	263,982
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiarie - current portion	0	625,549
Income tax payable, current	120,877	117,542
Deferred tax liability, current	29,774	22,349
Total current liabilities	3,993,654	3,789,723
Total long-term debt less current maturities	5,585,103	4,309,676
Other liabilities	273,255	294,015
Pension liabilities	211,099	190,150
Income tax payable, non-current	180,931	200,581
Deferred tax liability, non-current	580,866	506,896
Total liabilities	10,824,908	9,291,041
Noncontrolling interests subject to put provisions	306,723	279,709
Company shareholders' equity:
Preferred stock, no par value, 1.00 Euro nominal value, 12,356,880 shares authorized, 3,919,486 issued and outstanding	4,449	4,440
Common stock, no par value, 1.00 Euro nominal value, 373,436,220 shares authorized, 297,956,247 issued and outstanding	369,986	369,002
Additional paid-in capital	3,368,938	3,339,781
Retained earnings	4,058,893	3,858,080
Accumulated other comprehensive (loss)	(31,865)	(194,045)
Total Company shareholders' equity	7,770,401	7,377,258
Noncontrolling interests not subject to put provisions	150,602	146,653
Total equity	7,921,003	7,523,911
Total liabilities and equity	$ 19,052,634	$ 17,094,661

Consolidated Balance Sheets (Parentheticals) In Thousands, except Share data	Jun. 30, 2011 USD ( $)	Jun. 30, 2011 EUR ( €)	Dec. 31, 2010 USD ( $)
Consolidated Balance Sheets
Trade accounts receivable allowance for doubtful accounts	$ 282,902		$ 277,335
Preferred stock no par value (in Euros)		€ 1
Preferred stock authorized	12,356,880	12,356,880
Preferred stock issued	3,957,919	3,957,919
Preferred stock outstanding	3,957,919	3,957,919
Common stock no par value (in Euros)		€ 1
Common stock authorized	373,436,220	373,436,220
Common stock issued	298,324,156	298,324,156
Common stock outstanding	298,324,156	298,324,156

Consolidated Statements of Cash Flows (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Operating Activities:
Net Income	$ 535,199	$ 499,492
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	272,273	245,365
Change in deferred taxes, net	53,336	(747)
(Gain) loss on sale of investments	(115)	(1,852)
(Gain) loss on sale of fixed assets	(818)	(86)
Stock Option Compensation Expense	14,631	13,712
Cash outflow from hedging	(58,581)	0
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	(263,509)	(94,298)
Inventories, net	(120,325)	(33,482)
Prepaid expenses, other current and non-current assets	(78,091)	(91,264)
Accounts receivable, related parties	(2,164)	128,263
Accounts payable, related parties	6,108	(133,600)
Accounts payable, accrued expenses and other current and non-current liabilities	155,153	129,381
Income tax payable	(26,534)	(17,421)
Net cash provided by (used in) operating activities	486,563	643,463
Investing Activities:
Purchases of property, plant and equipment	(238,384)	(226,635)
Proceeds from sale of property, plant and equipment	8,088	8,582
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	(1,122,458)	(291,247)
Proceeds from divestitures	0	7,867
Net cash (used in) provided by investing activities	(1,352,754)	(501,433)
Financing Activities:
Proceeds from short-term borrowings and other financial liabilities	69,252	72,674
Repayments of short-term borrowings and other financial liabilities	(99,760)	(65,870)
Proceeds from short-term borrowings from related parties	146,494	0
Repayments of short-term borrowings from related parties	0	0
Proceeds from long-term debt and capital lease obligations (net of debt issuance costs of $31,458 in 2010 and $16,703 in 2009)	1,660,189	828,735
Repayments of long-term debt and capital lease obligations	(211,568)	(495,003)
Redemption of Trust Preferred Securities	653,760	0
Increase (decrease) of accounts receivable securitization program	130,000	86,000
Proceeds from exercise of stock options	31,741	28,084
Payment of dividends	280,649	231,967
Distributions to noncontrolling interests	(61,735)	(67,562)
Contributions from noncontrolling interests	12,290	14,850
Net cash (used in) provided by financing activities	742,494	169,941
Effect of exchange rate changes on cash and cash equivalents	50,080	(40,345)
Cash and Cash Equivalents:
Net (decrease) in cash and cash equivalents	(73,617)	271,626
Cash and cash equivalents at beginning of period	522,870	301,225
Cash and cash equivalents at end of period	$ 449,253	$ 572,851

Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Preferred Stock, No par value [Member]	Common Stock, No par value [Member]	Additional paid in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss) [Member]	Total FMC-AG and Co. KGaA [Member]	Noncontrolling interests not subject to put provisions [Member]
Shareholders equity at Dec. 31, 2009	$ 6,798,390	$ 4,343	$ 365,672	$ 3,243,466	$ 3,111,530	$ (49,724)	$ 6,675,287	$ 123,103
Shares issued at Dec. 31, 2009		3,884,328	295,746,635
Proceeds from exercise of options and related tax effects	102,246	97	3,330	98,819			102,246
Shares from exercise of options and related tax effects		72,840	2,532,366
Compensation expense related to stock options	27,981			27,981			27,981
Dividends paid	231,967				231,967		231,967	0
Purchase (sale) of noncontrolling interests	11,032			(6,263)			(6,263)	17,295
Cash contributions from noncontrolling interests	54,225							54,225
Changes in fair value of noncontrolling interests	(24,222)			(24,222)			(24,222)
Comprehensive income (loss)
Net Income	1,036,557				978,517		978,517	58,040
Other comprehensive income (loss) - net	(141,881)					(144,321)	(144,321)	2,440
Total comprehensive income	894,676						834,196	60,480
Shareholders equity at Dec. 31, 2010	7,523,911	4,440	369,002	3,339,781	3,858,080	(194,045)	7,377,258	146,653
Shares issued at Dec. 31, 2010		3,957,168	298,279,001
Proceeds from exercise of options and related tax effects	30,189	9	984	29,196			30,189
Shares from exercise of options and related tax effects		6,125	685,666
Compensation expense related to stock options	14,631			14,631			14,631
Dividends paid	280,649				280,649		280,649	0
Purchase (sale) of noncontrolling interests	(6,475)			596			596	(7,071)
Cash contributions from noncontrolling interests	23,787							23,787
Changes in fair value of noncontrolling interests	(15,266)			(15,266)			(15,266)
Comprehensive income (loss)
Net Income	515,790				481,462		481,462	34,328
Other comprehensive income (loss) - net	162,659					162,180	162,180	479
Total comprehensive income	678,449						643,642	34,807
Shareholders equity at Jun. 30, 2011	$ 7,921,003	$ 4,449	$ 369,986	$ 3,368,938	$ 4,058,893	$ (31,865)	$ 7,770,401	$ 150,602
Shares issued at Jun. 30, 2011		3,963,293	298,964,667

The Company, Basis of Presentation, Healthcare Reform and Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
The Company and Basis of Presentation

1. The Company and Basis of Presentation

The Company

Fresenius Medical Care AG & Co. KGaA (“FMC-AG & Co. KGaA” or the “Company”), a German partnership limited by shares (Kommanditgesellschaft auf Aktien), is the world's largest kidney dialysis company, operating in both the field of dialysis services and the field of dialysis products for the treatment of end-stage renal disease (“ESRD”). The Company's dialysis business is vertically integrated, providing dialysis treatment at dialysis clinics it owns or operates and supplying these clinics with a broad range of products. In addition, the Company sells dialysis products to other dialysis service providers. In the United States, the Company also performs clinical laboratory testing and provides inpatient dialysis services and other services under contract to hospitals.

In this report, “FMC-AG & Co. KGaA,” or the “Company,” “we,” “us” or “our” refers to the Company or the Company and its subsidiaries on a consolidated basis, as the context requires.

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The consolidated financial statements at June 30, 2011 and for the three- and six-month periods ended June 30, 2011 and 2010 contained in this report are unaudited and should be read in conjunction with the consolidated financial statements contained in the Company's 2010 Annual Report on Form 20-F. The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Such financial statements reflect all adjustments that, in the opinion of management, are necessary for a fair presentation of the results of the periods presented. All such adjustments are of a normal recurring nature.

The accounting policies applied in the accompanying consolidated financial statements are the same as those applied in the consolidated financial statements as at and for the year ended December 31, 2010, contained in the Company's 2010 Annual Report on Form 20-F, unless indicated otherwise.

The results of operations for the six-month period ended June 30, 2011 are not necessarily indicative of the results of operations for the year ending December 31, 2011.

Certain items in the prior periods's comparative consolidated financial statements have been reclassified to conform to the current period's presentation.

Acquisitions And Investments	6 Months Ended
Jun. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Acquisitions and Investments

2.       Acquisitions

On January 4, 2011, the Company announced the signing of a purchase agreement to acquire International Dialysis Centers (“IDC”), Euromedic International's (“Euromedic”) dialysis service business for €529,214 (approximately  $764,873 as of June 30, 2011). The increase over the original purchase price of €485,000 reflects adjustments for the seller's final cash and debt positions at closing and the effects of the delay in closing resulting from the regulatory approval process. IDC treats over 8,200 hemodialysis patients predominantly in Central and Eastern Europe and operates a total of 70 clinics in nine countries. With the exception of Portugal, where the review is still ongoing, closing occurred on June 30, 2011 following final regulatory approvals by the relevant anti-trust authorities which includes a mandate for the divestiture of five of the acquired clinics. The Company recorded the acquired assets and liabilities at book value as of June 30, 2011, as it was unable to perform a preliminary review to determine an initial purchase price allocation due to the late date of the closing. The difference of approximately €455,631 ( $658,523 at June 30, 2011) between the purchase price and the seller's book values of its assets and liabilities has been recorded by the Company as goodwill. The Company expects to complete the purchase price allocation by the end of 2011.

Related Party Transactions	6 Months Ended
Jun. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Related Party Transactions

3. Related Party Transactions

a)       Service and Lease Agreements

The Company's parent, Fresenius SE & Co. KGaA, is a German partnership limited by shares resulting from the change of legal form effective January 28, 2011, of Fresenius SE, a European Company (Societas Europaea), and which, prior to July 13, 2007, was called Fresenius AG, a German stock corporation. In these Consolidated Financial Statements, Fresenius SE refers to that company as a partnership limited by shares, effective on and after January 28, 2011, as well as both before and after the conversion of Fresenius AG from a stock corporation into a European Company. Fresenius SE owns 100% of the share capital of Fresenius Medical Care Management AG, the Company's general partner (“General Partner”) and is the Company's largest shareholder owning approximately 35.7% of the Company's voting shares as of June 30, 2011. In August 2008, a subsidiary of Fresenius SE issued Mandatory Exchangeable Bonds in the aggregate principal amount of €554,400. These are due on August 14, 2011 when they will be mandatorily exchangeable into ordinary shares of the Company. Upon maturity, the issuer must deliver a certain number of the Company's ordinary shares to the bond holders. As a result, Fresenius SE's holding of the Company's ordinary shares may decrease to approximately 30-31%.

The Company is party to service agreements with Fresenius SE and certain of its affiliates (collectively the “Fresenius SE Companies”) to receive services, including, but not limited to: administrative services, management information services, employee benefit administration, insurance, information technology services, tax services and treasury management services. During the six-month periods ended June 30, 2011 and 2010, amounts charged by Fresenius SE to the Company under the terms of these agreements were  $34,251 and  $32,099, respectively. The Company also provides certain services to the Fresenius SE Companies, including research and development, central purchasing and warehousing. The Company charged  $3,144 and  $3,269 for services rendered to the Fresenius SE Companies during the first six months of 2011 and 2010 respectively.

Under real estate operating lease agreements entered into with the Fresenius SE Companies, which are leases for the corporate headquarters in Bad Homburg, Germany and production sites in Schweinfurt and St. Wendel, Germany, the Company paid the Fresenius SE Companies  $12,910 and  $9,689 during the six-month periods ended June 30, 2011 and 2010, respectively. The majority of the leases expire in 2016 and contain renewal options.

The Company's Articles of Association provide that the General Partner shall be reimbursed for any and all expenses in connection with management of the Company's business, including remuneration of the members of the General Partner's supervisory board and the General Partner's management board. The aggregate amount reimbursed to the General Partner was  $6,108 and  $4,983, respectively, for its management services during the six-month periods ended June 30, 2011 and 2010.

b)       Products

For the first six months of 2011 and 2010, the Company sold products to the Fresenius SE Companies for  $9,812 and  $7,184 respectively. During the same periods, the Company made purchases from the Fresenius SE Companies in the amount of  $25,989 and  $22,553, respectively.

Also, the Company has entered into agreements to provide renal products and pharmaceutical supplies to equity method investees. Under these agreements, the Company sold  $3,332 of products to equity method investees during the first six months of 2011.

In addition to the purchases noted above, the Company currently purchases heparin supplied by APP Pharmaceuticals Inc. (“APP Inc.”), through an independent group purchasing organization (“GPO”). APP Inc. is wholly-owned by Fresenius Kabi AG, a wholly-owned subsidiary of Fresenius SE. The Company has no direct supply agreement with APP Inc. and does not submit purchase orders directly to APP Inc. During the six-month periods ended June 30, 2011 and 2010, Fresenius Medical Care Holdings, Inc. (“FMCH”) acquired approximately  $12,869 and  $15,591, respectively, of heparin from APP Inc. through the GPO contract, which was negotiated by the GPO at arm's length on behalf of all members of the GPO.

c)       Financing Provided by and to Fresenius SE and the General Partner

On June 30, 2011, the Company borrowed €104,400 ( $150,889 at June 30, 2011) from Fresenius SE at 2.45% with repayment due July 31, 2011. On July 31, 2011, the amount was increased to €109,300 ( $155,682 at July 31, 2011) and the note extended to August 31, 2011 at an interest rate of 2.558%.

In January 2011, the Company reached a court settlement with the German tax authorities on a disallowed impairment charge recognized in 1997. As the Company was party to a German trade tax group with Fresenius SE and certain of Fresenius SE's other affiliates for fiscal years 1997 - 2001, the Company and Fresenius SE had entered into an agreement on how to allocate potential tax effects of the disallowed impairment charge, including interest on prepayments, upon resolution between the Company and the German tax authorities. As a result, the Company recognized €2,560 ( $3,592 as of June 30, 2011) as a tax expense for interest payable to Fresenius SE in 2011.

Throughout 2010, the Company, under its cash pooling agreement, made cash advances to Fresenius SE. The balance outstanding at December 31, 2010 of €24,600 ( $35,554 as of December 31, 2010) was fully repaid on January 3, 2011 at an interest rate of 1.942%.

On August 19, 2009, the Company borrowed €1,500 ( $2,168 as of June 30, 2011) from the General Partner at 1.335%. The loan repayment, originally due on August 19, 2010, was extended until August 19, 2011.

During 2009, the Company reclassified an account payable to Fresenius SE in the amount of €77,745 to short-term borrowings from related parties. The amount represents taxes payable by the Company arising from the period 1997-2001 during which German trade taxes were paid by Fresenius SE on behalf of the Company. Of this amount, €5,747 ( $8,306 at June 30, 2011) was outstanding at June 30, 2011 at an interest rate of 6% and will be repaid in 2011.

Inventories	6 Months Ended
Jun. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Inventories

4. Inventories

As of June 30, 2011 and December 31, 2010, inventories consisted of the following:

	June 30, 2011	December 31, 2010
Raw materials and purchased components	$167,437	$158,163
Work in process	73,639	56,345
Finished goods	620,132	475,641
Health care supplies	115,685	118,948
Inventories	$976,893	$809,097

The Company has a contingent liability of up to  $70,771, subject to renegotiation of certain supply contracts.

Other Assets and Notes Receivable	6 Months Ended
Jun. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Loans Notes Trade And Other Receivables Disclosure [Text Block]

5. Other Assets and Notes Receivables

During the first quarter of 2011, the Company loaned  $294,000 to Renal Advantage Partners LLC, the parent company of Renal Advantage, Inc., a provider of dialysis services, which included a  $60,000 conversion right for a 49% minority equity interest in Renal Advantage Partners LLC. The conversion right was exercised and became effective May 1, 2011. The remaining loan is classified within “Other assets and Notes Receivables” in the balance sheet and the participation received resulting from the exercise of the conversion right is classified within “Investment in equity method investees.” Additionally, the Company has entered into agreements to provide renal products and pharmaceutical supplies as well as other services to Renal Advantage Partners LLC and Liberty Dialysis, Inc. On August 2, 2011, the Company announced its plans to acquire 100% of Liberty Dialysis Holdings, Inc, the owner of all of the business of Liberty Dialysis and owner of the remaining 51% stake in Renal Advantage, Inc. See Note 17, “Subsequent Events.”

Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties	6 Months Ended
Jun. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Short-Term Borrowings and Other Financial Liabilities, and Short-Term Borrowings from Related Parties

6. Short-Term Borrowings, Other Financial Liabilities and Short-Term Borrowings from Related Parties

As of June 30, 2011 and December 31, 2010, short-term borrowings, other financial liabilities and short-term borrowings from related parties consisted of the following:

	June 30, 2011	December 31, 2010
Borrowings under lines of credit	$111,841	$131,791
Accounts receivable facility	640,000	510,000
Other financial liabilities	9,116	28,880
Short-term borrowings and other financial liabilities	760,957	670,671
Short-term borrowings from related parties (see Note 3.c.)	161,363	9,683
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	$922,320	$680,354

Long-term Debt and Capital Lease Obligations	6 Months Ended
Jun. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Long-term Debt and Capital Lease Obligations

7. Long-term Debt and Capital Lease Obligations

As of June 30, 2011 and December 31, 2010, long-term debt and capital lease obligations consisted of the following:

	June 30, 2011	December 31, 2010

Amended 2006 Senior Credit Agreement	$3,474,088	$2,953,890
Senior Notes	1,929,959	824,446
Euro Notes	289,060	267,240
EIB Agreements	366,960	351,686
Capital lease obligations	15,652	15,439
Other	115,561	160,957
	6,191,280	4,573,658
Less current maturities	(606,177)	(263,982)
	$5,585,103	$4,309,676

Amended 2006 Senior Credit Agreement

The following table shows the available and outstanding amounts under the Amended 2006 Senior Credit Agreement at June 30, 2011 and December 31, 2010:

	Maximum Amount Available		Balance Outstanding

	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010

Revolving Credit	$1,200,000	$1,200,000	$669,397	$81,126
Term Loan A	1,275,000	1,335,000	1,275,000	1,335,000
Term Loan B	1,529,691	1,537,764	1,529,691	1,537,764
	$4,004,691	$4,072,764	$3,474,088	$2,953,890

In addition, at June 30, 2011 and December 31, 2010, the Company had letters of credit outstanding in the amount of  $180,766 and  $121,518, respectively, which are not included above as part of the balance outstanding at those dates but which reduce available borrowings under the revolving credit facility.

Senior Notes

Senior Notes Issued February 2011

On February 3, 2011, Fresenius Medical Care US Finance, Inc. (“US Finance”), a wholly-owned subsidiary of the Company, issued  $650,000 aggregate principal amount of senior unsecured notes with a coupon of 5.75% (the “5.75% Senior Notes”) at an issue price of 99.060% and FMC Finance VII S.A. (“Finance VII”), a wholly-owned subsidiary of the Company, issued €300,000 aggregate principal amount ( $412,350 at date of issuance) of senior unsecured notes with a coupon 5.25% (the “5.25% Senior Notes”) at par. The 5.75% Senior Notes had a yield to maturity of 5.875%. Both the 5.75% Senior Notes and the 5.25% Senior Notes are due February 15, 2021. US Finance and Finance VII may redeem the 5.75% Senior Notes and 5.25% Senior Notes, respectively, at any time at 100% of principal plus accrued interest and a premium calculated pursuant to the terms of the applicable indenture. The holders of the 5.75% Senior Notes and the 5.25% Senior Notes have a right to request that the respective issuers of the notes repurchase the applicable issue of notes at 101% of principal plus accrued interest upon the occurrence of a change of control of the Company followed by a decline in the rating of the respective notes. The Company used the net proceeds of approximately  $1,035,000 to repay indebtedness outstanding under its accounts receivable facility and the revolving credit facility of the Amended 2006 Senior Credit Agreement, for acquisitions, including payments under our recent acquisition of International Dialysis Centers announced on January 4, 2011 (see Note 2), and for general corporate purposes to support our renal dialysis products and services business. The 5.75% Senior Notes and the 5.25% Senior Notes are guaranteed on a senior basis jointly and severally by the Company, Fresenius Medical Care Holdings, Inc. (“FMCH”) and Fresenius Medical Care Deutschland GmbH (“D-GmbH”) (together, the “Guarantor Subsidiaries”) .

6⅞% Senior Notes

        On June 20, 2011, US Finance acquired substantially all of the assets of FMC Finance III S.A. (“FMC Finance III”) and assumed the obligations of FMC Finance III under its  $500,000 6⅞% Senior Notes due 2017 (the “6⅞% Senior Notes“) and the related indenture. The guarantees of the Company and the Guarantor Subsidiaries for the 6⅞% Senior Notes have not been amended and remain in full force and effect.

Stock Options	6 Months Ended
Jun. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Stock Options

8. Stock Options

Fresenius Medical Care AG & Co. KGaA Stock Option Plan 2011

On May 12, 2011, the Fresenius Medical Care AG & Co. KGaA Stock Option Plan 2011 (the “2011 Plan”) was established by resolution of the Company's Annual General Meeting ("AGM") with a conditional capital increase up to €12,000 subject to the issue of up to twelve million non-par value bearer ordinary shares with a nominal value of €1.00 each. Under the 2011 Plan, up to twelve million options can be issued, each of which can be exercised to obtain one ordinary share, with up to two million options designated for members of the Management Board of the General Partner, up to two and a half million options designated for members of management boards of direct or indirect subsidiaries of the Company and up to seven and a half million options designated for managerial staff members of the Company and such subsidiaries. The Company may issue new shares to fulfill the stock option obligations or the Company may issue shares that it has acquired or which the Company itself has in its own possession. With respect to participants who are members of the General Partner's Management Board, the General Partner's Supervisory Board has sole authority to grant stock options and exercise other decision making powers under the 2011 Plan (including decisions regarding certain adjustments and forfeitures). The General Partner has such authority with respect to all other participants in the 2011 Plan.

Options under the 2011 Plan can be granted on the last Monday in July and/or the first Monday in December during the life of the plan. The exercise price of options granted under the 2011 Plan shall be the average stock exchange price on the Frankfurt Stock Exchange of the Company's ordinary shares during the 30 calendar days immediately prior to each grant date. Options granted under the 2011 Plan have an eight-year term and can be exercised only after a four-year vesting period. The vesting of options granted is subject to achievement of performance targets measured over a four-year period beginning with the first day of the year of the grant. For each such year, the performance target is achieved if the Company's adjusted basic income per ordinary share (“Adjusted EPS”), as calculated in accordance with the 2011 Plan, increases by at least 8% year over year during the vesting period or, if this is not the case, the compounded annual growth rate of the Adjusted EPS reflects an increase of at least 8% per year of the adjusted EPS during the four-year vesting period beginning with the Adjusted EPS for the year of grant as compared to the Adjusted EPS for the year preceding such grant. At the end of the vesting period, one-fourth of the options granted are forfeited for each year in which the performance target is not met or exceeded. Vesting of the portion or portions of a grant for a year or years in which the performance target is met does not occur until completion of the four-year vesting period.

Options granted under the 2011 Plan to US participants are non-qualified stock options under the United States Internal Revenue Code of 1986, as amended. Options under the 2011 Plan are not transferable by a participant or a participant's heirs, and may not be pledged, assigned, or disposed of otherwise.

Fresenius Medical Care AG & Co. KGaA Phantom Stock Plan 2011

The Fresenius Medical Care AG & Co. KGaA Phantom Stock Plan 2011 (the “2011 Phantom Stock Plan”) was established in the second quarter of 2011. Awards of phantom stock under the 2011 Phantom Stock Plan can be granted on the last Monday in July and/or the first Monday in December. Phantom stock awards under the 2011 Phantom Stock Plan entitles the holders to receive payment in Euro from the Company upon exercise of the phantom stock. The payment per Phantom Stock share in lieu of the issuance of such stock shall be based upon the stock exchange price on the Frankfurt Stock Exchange of one of the Company's ordinary shares on the exercise date. Phantom stock will be granted over a five year period of time and all phantom stock will have a five-year term but can be exercised only after a four-year vesting period, or as otherwise expressly stated in the plan, beginning with the first day of the year of the grant. The vesting of the phantom stock granted is subject to achievement of performance targets measured over a four-year period. For each such year, the performance target is achieved if the Company's adjusted EPS, as calculated in accordance with the 2011 Phantom Stock Plan (“Adjusted EPS”), increases by at least 8% year over year during the vesting period or, if this is not the case, the compounded annual growth rate of the Adjusted EPS reflects an increase of at least 8% per year of the Adjusted EPS during the four-year vesting period beginning with Adjusted EPS for the year of grant as compared to Adjusted EPS for the year preceding such grant. At the end of the vesting period, one-fourth of the phantom stock granted are forfeited for each year in which the performance target is not met or exceeded. Vesting of the portion or portions of a grant for a year or years in which the performance target is met does not occur until completion of the four-year vesting period.

Other stock option plans

       On May 12, 2011, the remaining conditional capitals of the employee's participation plan of 1996 and the Stock Option Program from 1998 were cancelled by resolution of the Company's AGM. Both plans have expired and no further bonds can be converted or stock options exercised.

Earnings Per Share	6 Months Ended
Jun. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Earnings Per Share

9. Earnings Per Share

The following table contains reconciliations of the numerators and denominators of the basic and diluted earnings per share computations for the three- and six-month periods ended June 30, 2011 and 2010:

	For the three months ended June 30,		For the six months ended June 30,

	2011	2010	2011	2010
Numerators:
Net income attributable to FMC-AG & Co. KGaA	$260,761	$248,269	$481,462	$459,385
less:
Dividend preference on Preference shares	28	25	55	51
Income available to all classes of shares	$260,733	$248,244	$481,407	$459,334

Denominators:
Weighted average number of:
Ordinary shares outstanding	298,559,749	296,104,554	298,427,098	295,926,583
Preference shares outstanding	3,958,515	3,899,075	3,957,978	3,894,560
Total weighted average shares outstanding	302,518,264	300,003,629	302,385,076	299,821,143
Potentially dilutive Ordinary shares	2,336,573	1,775,499	2,095,345	1,594,139
Potentially dilutive Preference shares	21,174	49,206	20,432	46,919
Total weighted average Ordinary shares outstanding assuming dilution	300,896,322	297,880,053	300,522,443	297,520,722
Total weighted average Preference shares outstanding assuming dilution	3,979,689	3,948,281	3,978,410	3,941,479

Basic income per Ordinary share	$0.86	$0.83	$1.59	$1.53
Plus preference per Preference shares	0.01	-	0.02	0.02
Basic income per Preference share	$0.87	$0.83	$1.61	$1.55

Fully diluted income per Ordinary share	$0.86	$0.82	$1.58	$1.52
Plus preference per Preference shares	-	0.01	0.01	0.02
Fully diluted income per Preference share	$0.86	$0.83	$1.59	$1.54

Employee Benefit Plans	6 Months Ended
Jun. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Employee Benefit Plans

10. Employee Benefit Plans

The Company currently has two principal pension plans, one for German employees, the other covering employees in the United States, the latter of which was curtailed in 2002. Plan benefits are generally based on years of service and final salary. As there is no legal requirement in Germany to fund defined benefit plans, the Company's pension obligations in Germany are unfunded. Each year FMCH, a wholly-owned subsidiary of the Company and its principal North American subsidiary, contributes to the plan covering United States employees at least the minimum required by the Employee Retirement Income Security Act of 1974, as amended.

The following table provides the calculations of net periodic benefit cost for the three- and six-month periods ended June 30, 2011 and 2010.

	Three months ended June 30,		Six months ended June 30,

	2011	2010	2011	2010
Components of net periodic benefit cost:
Service cost	$2,735	$1,915	$5,357	$3,965
Interest cost	6,139	5,521	12,175	11,188
Expected return on plan assets	(4,275)	(4,366)	(8,550)	(8,732)
Amortization of unrealized losses	1,801	1,221	3,601	2,411
Net periodic benefit costs	$6,400	$4,291	$12,583	$8,832

Mandatorily Redeemable Trust Preferred Securities	6 Months Ended
Jun. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Mandatorily Redeemable Trust Preferred Securities [Text Block]

11. Mandatorily Redeemable Trust Preferred Securities

On June 15, 2011, the Company redeemed the Trust Preferred Securities that became due on that date and that were issued in 2001 by Fresenius Medical Care Capital Trust IV and V in the amount of  $225,000 and €300,000, respectively, primarily with funds obtained under existing credit facilities.

Noncontrolling Interests Subject to Put Provisions	6 Months Ended
Jun. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Noncontrolling Interests Subject to Put Provisions

12.       Noncontrolling Interests Subject to Put Provisions

The Company has potential obligations to purchase the noncontrolling interests held by third parties in certain of its consolidated subsidiaries. These obligations are in the form of put provisions and are exercisable at the third-party owners' discretion within specified periods as outlined in each specific put provision. If these put provisions were exercised, the Company would be required to purchase all or part of third-party owners' noncontrolling interests at the appraised fair value at the time of exercise. The methodology the Company uses to estimate the fair values of the noncontrolling interest subject to put provisions assumes the greater of net book value or a multiple of earnings, based on historical earnings, development stage of the underlying business and other factors. The estimated fair values of the noncontrolling interests subject to these put provisions can also fluctuate and the implicit multiple of earnings at which these noncontrolling interest obligations may ultimately be settled could vary significantly from our current estimates depending upon market conditions.

As of June 30, 2011 and December 31, 2010 the Company's potential obligations under these put options are  $306,723 and  $279,709, respectively, of which, at June 30, 2011,  $93,482 were exercisable. No options were exercised during the first six months of 2011.

Following is a roll forward of noncontrolling interests subject to put provisions for the six months ended June 30, 2011 and the year ended December 31, 2010:

	June 30, 2011	December 31, 2010

Beginning balance	$279,709	$231,303
Contributions to noncontrolling interests	(18,435)	(38,964)
Purchase/ sale of noncontrolling interests	6,819	28,969
Contributions from noncontrolling interests	3,409	5,289
Changes in fair value of noncontrolling interests	15,266	24,222
Net income	19,409	28,839
Other comprehensive income (loss)	546	51
Ending balance	$306,723	$279,709

Commitments and Contingencies	6 Months Ended
Jun. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Commitments and Contingencies

13. Commitments and Contingencies

Legal Proceedings

The Company is routinely involved in numerous claims, lawsuits, regulatory and tax audits, investigations and other legal matters arising, for the most part, in the ordinary course of its business of providing healthcare services and products. The outcome of litigation and other legal matters is always difficult to accurately predict and outcomes that are not consistent with the Company's view of the merits can occur. The Company believes that it has valid defenses to the legal matters pending against it and is defending itself vigorously. Nevertheless, it is possible that the resolution of one or more of the legal matters currently pending or threatened could have a material adverse effect on its business, results of operations and financial condition.

Commercial Litigation

The Company was originally formed as a result of a series of transactions it completed pursuant to the Agreement and Plan of Reorganization dated as of February 4, 1996, by and between W.R. Grace & Co. and Fresenius SE (the "Merger"). At the time of the Merger, a W.R. Grace & Co. subsidiary known as W.R. Grace & Co.-Conn. had, and continues to have, significant liabilities arising out of product-liability related litigation (including asbestos-related actions), pre-Merger tax claims and other claims unrelated to National Medical Care, Inc. (“NMC”), which was W.R. Grace & Co.'s dialysis business prior to the Merger. In connection with the Merger, W.R. Grace & Co.-Conn. agreed to indemnify the Company, FMCH, and NMC against all liabilities of W.R. Grace & Co., whether relating to events occurring before or after the Merger, other than liabilities arising from or relating to NMC's operations. W.R. Grace & Co. and certain of its subsidiaries filed for reorganization under Chapter 11 of the U.S. Bankruptcy Code (the “Grace Chapter 11 Proceedings”) on April 2, 2001.

Prior to and after the commencement of the Grace Chapter 11 Proceedings, class action complaints were filed against W.R. Grace & Co. and FMCH by plaintiffs claiming to be creditors of W.R. Grace & Co.-Conn., and by the asbestos creditors' committees on behalf of the W.R. Grace & Co. bankruptcy estate in the Grace Chapter 11 Proceedings, alleging among other things that the Merger was a fraudulent conveyance, violated the uniform fraudulent transfer act and constituted a conspiracy. All such cases have been stayed and transferred to or are pending before the U.S. District Court as part of the Grace Chapter 11 Proceedings.

In 2003, the Company reached agreement with the asbestos creditors' committees on behalf of the W.R. Grace & Co. bankruptcy estate and W.R. Grace & Co. in the matters pending in the Grace Chapter 11 Proceedings for the settlement of all fraudulent conveyance and tax claims against it and other claims related to the Company that arise out of the bankruptcy of W.R. Grace & Co. Under the terms of the settlement agreement as amended (the “Settlement Agreement”), fraudulent conveyance and other claims raised on behalf of asbestos claimants will be dismissed with prejudice and the Company will receive protection against existing and potential future W.R. Grace & Co. related claims, including fraudulent conveyance and asbestos claims, and indemnification against income tax claims related to the non-NMC members of the W.R. Grace & Co. consolidated tax group upon confirmation of a W.R. Grace & Co. bankruptcy reorganization plan that contains such provisions. Under the Settlement Agreement, the Company will pay a total of  $115,000 without interest to the W.R. Grace & Co. bankruptcy estate, or as otherwise directed by the Court, upon plan confirmation. No admission of liability has been or will be made. The Settlement Agreement has been approved by the U.S. District Court. In January and February 2011, the U.S. Bankruptcy Court entered orders confirming the joint plan of reorganization. These confirmation orders are pending before the U.S. District Court. Subsequent to the Merger, W.R. Grace & Co. was involved in a multi-step transaction involving Sealed Air Corporation (“Sealed Air,” formerly known as Grace Holding, Inc.). The Company is engaged in litigation with Sealed Air to confirm its entitlement to indemnification from Sealed Air for all losses and expenses incurred by the Company relating to pre-Merger tax liabilities and Merger-related claims. Under the Settlement Agreement, upon final confirmation of a plan of reorganization that satisfies the conditions of the Company's payment obligation, this litigation will be dismissed with prejudice.

On April 4, 2003, FMCH filed a suit in the U. S. District Court for the Northern District of California, styled Fresenius USA, Inc., et al., v. Baxter International Inc., et al., Case No. C 03-1431, seeking a declaratory judgment that FMCH does not infringe patents held by Baxter International Inc. and its subsidiaries and affiliates (“Baxter”), that the patents are invalid, and that Baxter is without right or authority to threaten or maintain suit against FMCH for alleged infringement of Baxter's patents. In general, the asserted patents concern the use of touch screen interfaces for hemodialysis machines. Baxter filed counterclaims against FMCH seeking more than  $140,000 in monetary damages and injunctive relief, and alleging that FMCH willfully infringed on Baxter's patents. On July 17, 2006, the court entered judgment on a jury verdict in favor of FMCH finding that all the asserted claims of the Baxter patents are invalid as obvious and/or anticipated in light of prior art.

On February 13, 2007, the court granted Baxter's motion to set aside the jury's verdict in favor of FMCH and reinstated the patents and entered judgment of infringement. Following a trial on damages, the court entered judgment on November 6, 2007 in favor of Baxter on a jury award of  $14,300. On April 4, 2008, the court denied Baxter's motion for a new trial, established a royalty payable to Baxter of 10% of the sales price for continuing sales of FMCH's 2008K hemodialysis machines and 7% of the sales price of related disposables, parts and service beginning November 7, 2007, and enjoined sales of the touchscreen-equipped 2008K machine effective January 1, 2009. The Company appealed the court's rulings to the United States Court of Appeals for the Federal Circuit (“Federal Circuit”). In October 2008, the Company completed design modifications to the 2008K machine that eliminate any incremental hemodialysis machine royalty payment exposure under the original District Court order. On September 10, 2009, the Federal Circuit reversed the district court's decision and determined that the asserted claims in two of the three patents at issue are invalid. As to the third patent, the Federal Circuit affirmed the district court's decision; however, the Court also vacated the injunction and award of damages. These issues were remanded to the District Court for reconsideration in light of the invalidity ruling on most of the claims. As a result, FMCH is no longer required to fund the court-approved escrow account set up to hold the royalty payments ordered by the district court, although funds already contributed will remain in escrow until the case is finally concluded. On March 18, 2010, the U.S. Patent and Trademark Office (USPTO) and the Board of Patent Appeals and Interferences ruled in reexamination that the remaining Baxter patent is invalid. On October 5, 2010, Baxter appealed the Board's ruling to the Federal Circuit.

On April 28, 2008, Baxter filed suit in the U.S. District Court for the Northern District of Illinois, Eastern Division (Chicago), styled Baxter International, Inc. and Baxter Healthcare Corporation v. Fresenius Medical Care Holdings, Inc. and Fresenius USA, Inc., Case No. CV 2389, asserting that FMCH's hemodialysis machines infringe four patents issued in 2007 and 2008, all of which are based on one of the patents at issue in the April 2003 Baxter case described above. The new patents expired in April 2011 and relate to trend charts shown on touch screen interfaces and the entry of ultrafiltration profiles (ultrafiltration is the removing of liquid from a patient's body using osmotic pressure). This case is currently stayed pursuant to court order. The Company believes that its hemodialysis machines do not infringe any valid claims of the Baxter patents at issue. All the asserted patents now stand rejected in an ongoing reexamination at the USPTO.

On October 17, 2006, Baxter and DEKA Products Limited Partnership (DEKA) filed suit in the U.S. District Court for the Eastern District of Texas which was subsequently transferred to the Northern District of California, styled Baxter Healthcare Corporation and DEKA Products Limited Partnership v. Fresenius Medical Care Holdings, Inc. d/b/a Fresenius Medical Care North America and Fresenius USA, Inc., Case No. CV 438 TJW. The complaint alleged that FMCH's Liberty™ cycler infringes nine patents owned by or licensed to Baxter. During and after discovery, seven of the asserted patents were dropped from the suit. On July 28, 2010, at the conclusion of the trial, the jury returned a verdict in favor of FMCH finding that the Liberty™ cycler does not infringe any of the asserted claims of the Baxter patents. The District Court denied Baxter's request to overturn the jury verdict and Baxter has appealed the verdict and resulting judgment to the United States Court of Appeals for the Federal Circuit.

Other Litigation and Potential Exposures

Renal Care Group, Inc. (“RCG”), which the Company acquired in 2006, is named as a nominal defendant in a complaint originally filed September 13, 2006 in the Chancery Court for the State of Tennessee Twentieth Judicial District at Nashville styled Indiana State District Council of Laborers and Hod Carriers Pension Fund v. Gary Brukardt et al. Following the trial court's dismissal of the complaint, plaintiff's appeal in part, and reversal in part by the appellate court, the cause of action purports to be a class action on behalf of former shareholders of RCG and seeks monetary damages only against the individual former directors of RCG. The individual defendants, however, may have claims for indemnification and reimbursement of expenses against the Company. The Company expects to continue as a defendant in the litigation, which is proceeding toward trial in the Chancery Court, and believes that defendants will prevail.

On July 17, 2007, resulting from an investigation begun in 2005, the United States Attorney filed a civil complaint in the United States District Court for the Eastern District of Missouri (St. Louis) against Renal Care Group, Inc., its subsidiary RCG Supply Company, and FMCH in its capacity as RCG's current corporate parent. The complaint seeks monetary damages and penalties with respect to issues arising out of the operation of RCG's Method II supply company through 2005, prior to FMCH's acquisition of RCG in 2006. The complaint is styled United States of America ex rel. Julie Williams et al. vs. Renal Care Group, Renal Care Group Supply Company and FMCH. On August 11, 2009, the Missouri District Court granted RCG's motion to transfer venue to the United States District Court for the Middle District of Tennessee (Nashville). On March 22, 2010, the Tennessee District Court entered judgment against defendants for approximately  $23,000 in damages and interest under the unjust enrichment count of the complaint but denied relief under the six False Claims Act counts of the complaint. On June 17, 2011, the District Court entered summary judgment against RCG for  $82,643 on one of the False Claims Act counts of the complaint. On June 23, 2011, the Company appealed to the United States Court of Appeals for the Sixth Circuit. The Company believes that RCG's operation of its Method II supply company was in compliance with applicable law, that no relief is due to the United States, that the decisions made by the District Court on March 22, 2010 and June 17, 2011 will be reversed, and that its position in the litigation will ultimately be sustained.

On November 27, 2007, the United States District Court for the Western District of Texas (El Paso) unsealed and permitted service of two complaints previously filed under seal by a qui tam relator, a former FMCH local clinic employee. The first complaint alleged that a nephrologist unlawfully employed in his practice an assistant to perform patient care tasks that the assistant was not licensed to perform and that Medicare billings by the nephrologist and FMCH therefore violated the False Claims Act. The second complaint alleged that FMCH unlawfully retaliated against the relator by discharging her from employment constructively. The United States Attorney for the Western District of Texas declined to intervene and to prosecute on behalf of the United States. On March 30, 2010, the District Court issued final judgment in favor of defendants on all counts based on a jury verdict rendered on February 25, 2010 and on rulings of law made by the Court during the trial. The plaintiff has appealed from the District Court judgment.

On February 15, 2011, a qui tam relator's complaint under the False Claims Act against FMCH was unsealed by order of the United States District Court for the District of Massachusetts and served by the relator. The United States has not intervened in the case United States ex rel. Chris Drennen v. Fresenius Medical Care Holdings, Inc., 2009 Civ. 10179 (D. Mass.). The relator's complaint, which was first filed under seal in February 2009, alleges that the Company seeks and receives reimbursement from government payers for serum ferritin and hepatitis B laboratory tests that are medically unnecessary or not properly ordered by a physician. On March 6, 2011, the United States Attorney for the District of Massachusetts issued a Civil Investigative Demand seeking the production of documents related to the same laboratory tests that are the subject of the relator's complaint. FMCH will cooperate fully in responding to the additional Civil Investigative Demand, and will vigorously contest the relator's complaint.

On June 29, 2011, the Company received a subpoena from the United States Attorney for the Eastern District of New York. The subpoena is part of a criminal and civil investigation into relationships between retail pharmacies and outpatient dialysis facilities in the State of New York and into the reimbursement under government payer programs in New York for medications provided to patients with ESRD. Among the issues encompassed by the investigation is whether retail pharmacies may have received compensation from the New York Medicaid program for pharmaceutical products subsumed in the Medicaid payment to the dialysis facilities. The Company intends to cooperate in the investigation.

The Company filed claims for refunds contesting the Internal Revenue Service's (“IRS”) disallowance of FMCH's civil settlement payment deductions taken by FMCH in prior year tax returns. As a result of a settlement agreement with the IRS, the Company received a partial refund in September 2008 of  $37,000, inclusive of interest and preserved our right to pursue claims in the United States Courts for refunds of all other disallowed deductions. On December 22, 2008, the Company filed a complaint for complete refund in the United States District Court for the District of Massachusetts, styled as Fresenius Medical Care Holdings, Inc. v United States. On June 24, 2010, the court denied FMCH's motion for summary judgment and the litigation is proceeding towards trial.

The IRS tax audits of FMCH for the years 2002 through 2006 have been completed. The IRS has disallowed all deductions taken during these audit periods related to intercompany mandatorily redeemable preferred shares. The Company has protested the disallowed deductions and will avail itself of all remedies. An adverse determination with respect to the disallowed deductions related to intercompany mandatorily redeemable preferred shares could have a material adverse effect on our results of operations and liquidity. In addition, the IRS proposed other adjustments which have been recognized in the financial statements.

For the tax year 1997, the Company recognized an impairment of one of its subsidiaries which the German tax authorities disallowed in 2003 at the conclusion of their audit for the years 1996 and 1997. The Company has filed a complaint with the appropriate German court to challenge the tax authorities' decision. In January 2011, the Company reached an agreement with the tax authorities, estimated to be slightly more favorable than the tax benefit recognized previously. The additional benefit is expected to be recognized in 2011.

From time to time, the Company is a party to or may be threatened with other litigation or arbitration, claims or assessments arising in the ordinary course of its business. Management regularly analyzes current information including, as applicable, the Company's defenses and insurance coverage and, as necessary, provides accruals for probable liabilities for the eventual disposition of these matters.

The Company, like other health care providers, conducts its operations under intense government regulation and scrutiny. It must comply with regulations which relate to or govern the safety and efficacy of medical products and supplies, the operation of manufacturing facilities, laboratories and dialysis clinics, and environmental and occupational health and safety. The Company must also comply with the Anti-Kickback Statute, the False Claims Act, the Stark Law, and other federal and state fraud and abuse laws. Applicable laws or regulations may be amended, or enforcement agencies or courts may make interpretations that differ from the Company's interpretations or the manner in which it conducts its business. Enforcement has become a high priority for the federal government and some states.

In addition, the provisions of the False Claims Act authorizing payment of a portion of any recovery to the party bringing the suit encourage private plaintiffs to commence “whistle blower” actions. In May 2009, the scope of the False Claims Act was expanded and additional protections for whistle blowers and procedural provisions to aid whistle blowers' ability to proceed in a False Claims Act case were added. By virtue of this regulatory environment, the Company's business activities and practices are subject to extensive review by regulatory authorities and private parties, and continuing audits, investigative demands, subpoenas, other inquiries, claims and litigation relating to the Company's compliance with applicable laws and regulations. The Company may not always be aware that an inquiry or action has begun, particularly in the case of “whistle blower” actions, which are initially filed under court seal.

The Company operates many facilities throughout the United States. In such a decentralized system, it is often difficult to maintain the desired level of oversight and control over the thousands of individuals employed by many affiliated companies. The Company relies upon its management structure, regulatory and legal resources, and the effective operation of its compliance program to direct, manage and monitor the activities of these employees. On occasion, the Company may identify instances where employees, deliberately or inadvertently, have submitted inadequate or false billings. The actions of such persons may subject the Company and its subsidiaries to liability under the Anti-Kickback Statute, the Stark Law and the False Claims Act, among other laws.

Physicians, hospitals and other participants in the health care industry are also subject to a large number of lawsuits alleging professional negligence, malpractice, product liability, worker's compensation or related claims, many of which involve large claims and significant defense costs. The Company has been and is currently subject to these suits due to the nature of its business and expects that those types of lawsuits may continue. Although the Company maintains insurance at a level which it believes to be prudent, it cannot assure that the coverage limits will be adequate or that insurance will cover all asserted claims. A successful claim against the Company or any of its subsidiaries in excess of insurance coverage could have a material adverse effect upon it and the results of its operations. Any claims, regardless of their merit or eventual outcome, could have a material adverse effect on the Company's reputation and business.

The Company has also had claims asserted against it and has had lawsuits filed against it relating to alleged patent infringements or businesses that it has acquired or divested. These claims and suits relate both to operation of the businesses and to the acquisition and divestiture transactions. The Company has, when appropriate, asserted its own claims, and claims for indemnification. A successful claim against the Company or any of its subsidiaries could have a material adverse effect upon its business, financial condition, and the results of its operations. Any claims, regardless of their merit or eventual outcome, could have a material adverse effect on the Company's reputation and business.

Accrued Special Charge for Legal Matters

At December 31, 2001, the Company recorded a pre-tax special charge of  $258,159 to reflect anticipated expenses associated with the defense and resolution of pre-Merger tax claims, Merger-related claims, and commercial insurer claims. The costs associated with the Settlement Agreement and settlements with insurers have been charged against this accrual. With the exception of the proposed  $115,000 payment under the Settlement Agreement in the Grace Chapter 11 Proceedings, all other matters included in the special charge have been resolved. While the Company believes that its remaining accrual reasonably estimates its currently anticipated costs related to the continued defense and resolution of this matter, no assurances can be given that its actual costs incurred will not exceed the amount of this accrual.

Financial Instruments	6 Months Ended
Jun. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Financial Instruments

14. Financial Instruments

As a global supplier of dialysis services and products in more than 120 countries throughout the world, the Company is faced with a concentration of credit risks due to the nature of the reimbursement systems which are often provided by the governments of the countries in which the Company operates. Changes in reimbursement rates or the scope of coverage could have a material adverse effect on the Company's business, financial condition and results of operations and thus on its capacity to generate cash flow. In the past the Company experienced and, after the implementation of the new bundled reimbursement system in the U.S., also expects in the future generally stable reimbursements for dialysis services. This includes the balancing of unfavorable reimbursement changes in certain countries with favorable changes in other countries. Due to the fact that a large portion of the Company's reimbursement is provided by public health care organizations and private insurers, the Company expects that most of its accounts receivables will be collectable, albeit somewhat more slowly in the International segment in the immediate future, particularly in countries which continue to be severely affected by the global financial crisis.

Non-derivative Financial Instruments

The following table presents the carrying amounts and fair values of the Company's non-derivative financial instruments at June 30, 2011, and December 31, 2010.

	June 30,		December 31,
	2011		2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Non-derivatives
Assets
Cash and cash equivalents	$449,253	$449,253	$522,870	$522,870
Accounts Receivable	3,061,906	3,061,906	2,687,234	2,687,234
Long-term Notes Receivable	234,215	239,701	-	-

Liabilities
Accounts payable	626,635	626,635	542,524	542,524
Short-term borrowings	760,957	760,957	670,671	670,671
Short-term borrowings from related parties	161,363	161,363	9,683	9,683
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	498,173	498,173	528,082	528,082
Amended 2006 Senior Credit Agreement	3,474,088	3,467,077	2,953,890	2,937,504
Senior Notes	1,929,959	1,957,191	824,446	880,366
Euro Notes	289,060	297,205	267,240	276,756
Trust Preferred Securities	-	-	625,549	643,828
Noncontrolling interests subject to put provisions	306,723	306,723	279,709	279,709

The carrying amounts in the table are included in the consolidated balance sheet under the indicated captions or in the case of long-term debt, in the captions shown in Note 7.

The significant methods and assumptions used in estimating the fair values of non-derivative financial instruments are as follows:

Cash and cash equivalents are stated at nominal value which equals the fair value.

Short-term financial instruments such as accounts receivable, accounts payable and short-term borrowings are valued at their carrying amounts, which are reasonable estimates of the fair value due to the relatively short period to maturity of these instruments.

The valuation of the long-term notes receivable is determined using significant unobservable inputs (Level 3). It is valued using an index based upon similar instruments with comparable credit ratings, terms, tenor, interest rates and that are within the Company's industry. The Company tracked the prices of the constructed index from the note issuance date to the reporting date to determine fair value.

The fair values of the major long-term financial liabilities are calculated on the basis of market information. Instruments for which market quotes are available are measured using these quotes. The fair values of the other long-term financial liabilities are calculated at the present value of the respective future cash flows. To determine these present values, the prevailing interest rates and credit spreads for the Company as of the balance sheet date are used.

The valuation of the noncontrolling interests subject to put provisions is determined using significant unobservable inputs (Level 3). See Note 12 for a discussion of the Company's methodology for estimating the fair value of these noncontrolling interests subject to put obligations.

Currently, there is no indication that a decrease in the value of the Company's financing receivables is probable. Therefore, the allowances on credit losses of financing receivables are immaterial.

Derivative Financial Instruments

The Company is exposed to market risk from changes in interest rates and foreign exchange rates. In order to manage the risk of interest rate and currency exchange rate fluctuations, the Company enters into various hedging transactions by means of derivative instruments with highly rated financial institutions as authorized by the Company's General Partner. On a quarterly basis the Company performs an assessment of its counterparty credit risk. The Company currently considers this risk to be low. The Company's policy, which has been consistently followed, is that financial derivatives be used only for the purpose of hedging foreign currency and interest rate exposure.

In certain instances, the Company enters into derivative contracts that do not qualify for hedge accounting but are utilized for economic purposes (“economic hedges”). The Company does not use financial instruments for trading purposes.

The Company established guidelines for risk assessment procedures and controls for the use of financial instruments. They include a clear segregation of duties with regard to execution on one side and administration, accounting and controlling on the other.

Foreign Exchange Risk Management

The Company conducts business on a global basis in various currencies, though a majority of its operations are in Germany and the United States. For financial reporting purposes, the Company has chosen the U.S. dollar as its reporting currency. Therefore, changes in the rate of exchange between the U.S. dollar and the local currencies in which the financial statements of the Company's international operations are maintained affect its results of operations and financial position as reported in its consolidated financial statements.

The Company's exposure to market risk for changes in foreign exchange rates relates to transactions such as sales and purchases. The Company has significant amounts of sales of products invoiced in euro from its European manufacturing facilities to its other international operations and, to a lesser extent, sales of products invoiced in other non-functional currencies. This exposes the subsidiaries to fluctuations in the rate of exchange between the euro and the currency in which their local operations are conducted. For the purpose of hedging existing and foreseeable foreign exchange transaction exposures the Company enters into foreign exchange forward contracts and, on a small scale, foreign exchange options. As of June 30, 2011 the Company had no foreign exchange options.

Changes in the fair value of the effective portion of foreign exchange forward contracts designated and qualifying as cash flow hedges of forecasted product purchases and sales are reported in accumulated other comprehensive income (loss) (“AOCI”). Additionally, in connection with intercompany loans in foreign currency, the Company uses foreign exchange swaps thus assuring that no foreign exchange risks arise from those loans, which, if they qualify for cash flow hedge accounting, are also reported in AOCI. These amounts recorded in AOCI are subsequently reclassified into earnings as a component of cost of revenues for those contracts that hedge product purchases or SG&A for those contracts that hedge loans, in the same period in which the hedged transaction affects earnings. The notional amounts of foreign exchange contracts in place that are designated and qualify as cash flow hedges totaled  $1,027,536 and  $1,026,937 at June 30, 2011 and December 31, 2010, respectively.

The Company also enters into derivative contracts for forecasted product purchases and sales and for intercompany loans in foreign currency that do not qualify for hedge accounting but are utilized for economic hedges as defined above. In these cases, the change in value of the economic hedge is recorded in the income statement and usually offsets the change in value recorded in the income statement for the underlying asset or liability. The notional amounts of economic hedges that do not qualify for hedge accounting totaled  $2,139,410 and  $1,607,312 at June 30, 2011 and December 31, 2010, respectively.

Interest Rate Risk Management

The Company enters into derivatives, particularly interest rate swaps and to a certain extent, interest rate options, to protect against the risk of rising interest rates. These interest rate derivatives are designated as cash flow hedges. The majority of the interest rate swap agreements effectively convert the major part of payments based on variable interest rates applicable to the Company's Amended 2006 Senior Credit Agreement denominated in U.S. dollars into payments at a fixed interest rate. The remaining interest rate swaps have been entered into in anticipation of future debt issuances. The swap agreements, all of which expire at various dates in 2012, bear an average interest rate of 4.45%. Interest payable and receivable under the swap agreements is accrued and recorded as an adjustment to interest expense.

As of June 30, 2011 and December 31, 2010, the notional amounts of interest rate swaps in place were  $1,525,000 and  $3,175,000, respectively.

Derivative Financial Instruments Valuation

The following table shows the carrying amounts of the Company's derivatives at June 30, 2011 and December 31, 2010.

	June 30, 2011		December 31, 2010

	Assets(2)	Liabilities(2)	Assets(2)	Liabilities(2)
Derivatives in cash flow hedging relationships (1)
Current
Foreign exchange contracts	77,491	(3,070)	3,703	(51,816)
Interest rate contracts	-	(35,838)	-	(51,604)
Non-current
Foreign exchange contracts	12	-	810	(486)
Interest rate contracts	-	(27,301)	-	(73,221)
Total	$77,503	$(66,209)	$4,513	$(177,127)

Derivatives not designated as hedging instruments (1)
Current
Foreign exchange contracts	17,243	(15,889)	3,517	(20,751)

Non-current
Foreign exchange contracts	7,414	(7,202)	509	(213)
Total	$24,657	$(23,091)	$4,026	$(20,964)

(1) As of June 30, 2011, the valuation of the Company`s derivatives was determined using Significant Other Observable Inputs (Level 2) in accordance with the fair value hierarchy levels established in U.S. GAAP.
(2) Derivative instruments are marked to market each reporting period resulting in carrying amounts being equal to fair values at the reporting date.

The carrying amounts for the current portion of derivatives indicated as assets in the table above are included in Prepaid expenses and other current assets in the Consolidated Balance Sheets while the current portion of those indicated as liabilities are included in Accrued expenses and other current liabilities. The non-current portions indicated as assets or liabilities are included in the Consolidated Balance Sheets in Other assets or Other liabilities, respectively.

The significant methods and assumptions used in estimating the fair values of derivative financial instruments are as follows:

The fair value of interest rate swaps is calculated by discounting the future cash flows on the basis of the market interest rates applicable for the remaining term of the contract as of the balance sheet date. To determine the fair value of foreign exchange forward contracts, the contracted forward rate is compared to the current forward rate for the remaining term of the contract as of the balance sheet date. The result is then discounted on the basis of the market interest rates prevailing at the balance sheet date for the applicable currency.

The Company includes its own credit risk for financial instruments deemed liabilities and counterparty-credit risks for financial instruments deemed assets when measuring the fair value of derivative financial instruments.

The Effect of Derivatives on the Consolidated Financial Statements

	Amount of Gain or (Loss) Recognized in OCI on Derivatives		Location of (Gain) or Loss Reclassified from AOCI in Income	Amount of (Gain) or Loss Reclassified from AOCI in Income
Derivatives in Cash Flow Hedging Relationships

	(Effective Portion) for the six months ended June 30,			(Effective Portion) for the six months ended June 30,
	2011	2010	(Effective Portion)	2011	2010

Interest rate contracts	$9,478	$(52,710)	Interest income/expense	$-	$-
Foreign exchange contracts	(7,945)	(22,130)	Costs of Revenue	596	1,889

	$1,533	$(74,840)		$596	$1,889

Derivatives not Designated as Hedging Instruments		Amount of (Gain) or Loss Recognized in Income on Derivatives for the six months ended June 30,
	Location of (Gain) or Loss Recognized in Income on Derivative

		2011	2010

Foreign exchange contracts	Selling, general and administrative expense
		$(24,714)	$42,864
	Interest income/expense	5,559	(9,247)

		$(19,155)	$33,617

For foreign exchange derivatives, the Company expects to recognize  $3,617 of gains deferred in accumulated other comprehensive income at June 30, 2011, in earnings during the next twelve months.

The Company expects to incur additional interest expense of  $40,587 over the next twelve months which is currently deferred in accumulated other comprehensive income. This amount reflects the current fair value at June 30, 2011 of expected additional interest payments resulting from interest rate swaps.

As of June 30, 2011, the Company had foreign exchange derivatives with maturities of up to 53 months and interest rate swaps with maturities of up to 14 months.

Business Segment Information	6 Months Ended
Jun. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Business Segment Information

15. Business Segment Information

The Company has identified three business segments, North America, International, and Asia Pacific, which were determined based upon how the Company manages its businesses. All segments are primarily engaged in providing dialysis care services and the distribution of products and equipment for the treatment of ESRD. In the U.S., the Company is also engaged in performing clinical laboratory testing and providing vascular access services and providing inpatient dialysis services and other services under contract to hospitals. The Company has aggregated the International and Asia Pacific operating segments as “International.” The segments are aggregated due to their similar economic characteristics. These characteristics include the same services provided and products sold, the same type patient population, similar methods of distribution of products and services and similar economic environments.

Management evaluates each segment using a measure that reflects all of the segment's controllable revenues and expenses. Management believes that the most appropriate measure in this regard is operating income which measures the Company's source of earnings. Financing is a corporate function, which the Company's segments do not control. Therefore, the Company does not include interest expense relating to financing as a segment measure. Similarly, the Company does not allocate “corporate costs,” which relate primarily to certain headquarters overhead charges, including accounting and finance, professional services, etc., because the Company believes that these costs are also not within the control of the individual segments. As of January 1, 2011, production of products, production asset management, quality management and procurement is centrally managed in Corporate by Global Manufacturing Operations with products being transferred to the regions at cost. This is a change from prior periods, when these services were managed within the regions. The business segment information has been adjusted accordingly with the exception of segment assets in the prior period. In addition, certain acquisitions and intangible assets are not allocated to a segment but are accounted for as “corporate.” The Company also regards income taxes to be outside the segment's control.

Information pertaining to the Company's business segments for the three- and six-month periods ended June 30, 2011 and 2010 is set forth below.

	North America	International	Segment Total	Corporate	Total
Three months ended June 30, 2011

Net revenue external customers	$2,027,419	$1,162,448	$3,189,867	$4,185	$3,194,052
Inter - segment revenue	1,815	-	1,815	(1,815)	-
Revenue	2,029,234	1,162,448	3,191,682	2,370	3,194,052
Depreciation and amortization	(66,555)	(42,822)	(109,377)	(26,912)	(136,289)
Operating income	348,457	203,144	551,601	(42,057)	509,544
Income (loss) from equity method investees	8,849	31	8,880	-	8,880
Capital expenditures, acquisitions and investments	74,555	797,637	872,192	32,692	904,884

Three months ended June 30, 2010

Net revenue external customers	$2,026,582	$919,524	$2,946,106	$93	$2,946,199
Inter - segment revenue	1,263	-	1,263	(1,263)	-
Revenue	2,027,845	919,524	2,947,369	(1,170)	2,946,199
Depreciation and amortization	(63,004)	(33,508)	(96,512)	(24,395)	(120,907)
Operating income	332,097	173,095	505,192	(38,627)	466,565
Income (loss) from equity method investees	1,887	27	1,914	-	1,914
Capital expenditures, acquisitions and investments	71,316	93,608	164,924	163,478	328,402

Six months ended June 30, 2011

Net revenue external customers	$4,004,707	$2,217,681	$6,222,388	$8,052	$6,230,440
Inter - segment revenue	3,509	-	3,509	(3,509)	-
Total net revenue	4,008,216	2,217,681	6,225,897	4,543	6,230,440
Depreciation and amortization	(134,782)	(83,171)	(217,953)	(54,320)	(272,273)
Operating Income	660,563	374,154	1,034,717	(80,089)	954,628
Income (loss) from equity method investees	16,367	95	16,462	-	16,462
Segment assets(1)	11,415,424	5,541,670	16,957,094	2,095,540	19,052,634
thereof investments in equity method investees	339,230	5,756	344,986	-	344,986
Capital expenditures, acquisitions and investments(2)	462,425	838,413	1,300,838	60,004	1,360,842

Six months ended June 30, 2010

Net revenue external customers	$3,986,270	$1,841,747	$5,828,017	$311	$5,828,328
Inter - segment revenue	1,828	-	1,828	(1,828)	-
Total net revenue	3,988,098	1,841,747	5,829,845	(1,517)	5,828,328
Depreciation and amortization	(126,715)	(70,067)	(196,782)	(48,583)	(245,365)
Operating Income	640,003	324,025	964,028	(72,284)	891,744
Income (loss) from equity method investees	3,577	50	3,627	-	3,627
Segment assets	11,281,830	3,948,045	15,229,875	769,689	15,999,564
thereof investments in equity method investees	16,543	3,478	20,021	-	20,021
Capital expenditures, acquisitions and investments(3)	144,883	178,858	323,741	194,141	517,882

(1) If production was still managed within the segments, as it was in 2010, segment assets would have been $12,403,823 in North America, $6,153,751 in International and $495,060 in Corporate in 2011.
(2) North America and International acquisitions exclude $6,000 and $1,731, respectively, of non-cash acquisitions for 2011.
(3) International and Corporate acquisitions exclude $8,884 and $2,125 of non-cash acquisitions for 2010.

Supplementary Cash Flow Information	6 Months Ended
Jun. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Supplementary Cash Flow Information

16. Supplementary Cash Flow Information

The following additional information is provided with respect to the consolidated statements of cash flows:

	Six months ended June 30,
	2011	2010
Supplementary cash flow information:
Cash paid for interest	$108,898	$128,915
Cash paid for income taxes(1)	$242,776	$261,695
Cash inflow for income taxes from stock option exercises	$4,980	$2,378

Supplemental disclosures of cash flow information:
Details for acquisitions:
Assets acquired	$(874,302)	$(186,560)
Liabilities assumed	37,555	11,303
Noncontrolling interest	1,441	5,741
Notes assumed in connection with acquisition	1,731	11,009
Cash paid	(833,575)	(158,507)
Less cash acquired	12,435	1,678
Net cash paid for acquisitions	$(821,140)	$(156,829)
(1) Net of tax refund

Supplemental Condensed Combining Information	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Supplemental Condensed Combining Information

18. Supplemental Condensed Combining Information

FMC Finance III, a former wholly-owned subsidiary of the Company, issued 6⅞% Senior Notes due 2017 in July 2007. On June 20, 2011, US Finance acquired substantially all of the assets of FMC Finance III and assumed its obligations, including the 6⅞% Senior Notes (see Note 7) and the related indenture. The 6⅞% senior notes are fully and unconditionally guaranteed, jointly and severally on a senior basis, by the Company and by the Guarantor Subsidiaries. The 6⅞% senior notes and related guarantees were issued in an exchange offer registered under the Securities Act of 1933. For information regarding the 6⅞% senior notes and additional issues of senior notes, including the 5.75% senior notes issued by US Finance, each of which has been fully and unconditionally guaranteed, jointly and severally on a senior basis, by the Company and by the Guarantor Subsidiaries, see Note 7. The financial statements in this report present the financial condition, results of operations and cash flows of the Company, on a consolidated basis as of June 30, 2011 and December 31, 2010 and for the six-month periods ended June 30, 2011 and 2010. The following combining financial information for the Company is as of June 30, 2011 and December 31, 2010 and for the six-month periods ended June 30, 2011 and 2010, segregated between FMC Finance III as issuer until June 20, 2011, US Finance as issuer subsequent to June 20, 2011, the Company, D-GmbH and FMCH as guarantors, and each of the Company's other businesses (the “Non-Guarantor Subsidiaries”). For purposes of the condensed combining information, the Company and the Guarantors carry their investments under the equity method. Other (income) expense includes income (loss) related to investments in consolidated subsidiaries recorded under the equity method for purposes of the condensed combining information. In addition, other (income) expense includes income and losses from profit and loss transfer agreements as well as dividends received.

	For the six months ended June 30, 2011
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$934,792	$-	$6,676,858	$(1,381,210)	$6,230,440
Cost of revenue	-	-	584,172	-	4,848,221	(1,358,979)	4,073,414
Gross profit	-	-	350,620	-	1,828,637	(22,231)	2,157,026
Operating expenses (income):
Selling, general and administrative	2	36,236	97,705	(52,627)	1,070,828	(2,678)	1,149,466
Research and development	-	-	34,212	-	18,720	-	52,932
Operating (loss) income	(2)	(36,236)	218,703	52,627	739,089	(19,553)	954,628
Other (income) expense:
Interest, net	(1,936)	40,063	3,809	62,721	47,235	(5,723)	146,169
Other, net	-	(611,365)	144,905	(332,306)	-	798,766	-
Income (loss) before income taxes	1,934	535,066	69,989	322,212	691,854	(812,596)	808,459
Income tax expense (benefit)	715	53,604	60,749	(3,982)	291,583	(129,409)	273,260
Net Income (loss)	1,219	481,462	9,240	326,194	400,271	(683,187)	535,199
Net Income attributable to noncontrolling interests	-	-	-	-	-	53,737	53,737
Net income (loss) attributable to the FMC-AG & Co. KGaA	$1,219	$481,462	$9,240	$326,194	$400,271	$(736,924)	$481,462

	At June 30, 2011
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$6	$170	$83	$-	$448,994	$-	$449,253
Trade accounts receivable, less allowance for doubtful accounts	-	-	185,556	-	2,761,477	-	2,947,033
Accounts receivable from related parties	1,274,828	3,627,849	994,836	670,736	3,885,243	(10,338,619)	114,873
Inventories	-	-	237,033	-	848,191	(108,331)	976,893
Prepaid expenses and other current assets	-	155,071	28,824	150	839,367	(38,258)	985,154
Deferred taxes	-	7,916	-	-	329,305	11,510	348,731
Total current assets	1,274,834	3,791,006	1,446,332	670,886	9,112,577	(10,473,698)	5,821,937

Property, plant and equipment, net	-	444	181,039	-	2,585,221	(109,720)	2,656,984
Intangible assets	-	350	67,731	-	628,626	-	696,707
Goodwill	-	-	66,294	-	8,836,078	-	8,902,372
Deferred taxes	-	6,061	5,913	-	116,957	(37,647)	91,284
Other assets	-	7,705,852	651,219	10,386,845	(7,315,138)	(10,545,428)	883,350
Total assets	$1,274,834	$11,503,713	$2,418,528	$11,057,731	$13,964,321	$(21,166,493)	$19,052,634

Current liabilities:
Accounts payable	$310	$940	$36,144	$-	$453,405	$-	$490,799
Accounts payable to related parties	101	1,398,600	1,006,740	1,546,648	6,591,570	(10,407,823)	135,836
Accrued expenses and other current liabilities	20,394	100,155	130,097	1,835	1,455,500	(20,110)	1,687,871
Short-term borrowings	-	104	723	-	760,130	-	760,957
Short-term borrowings from related parties	-	-	-	-	107,530	53,833	161,363
Current portion of long-term debt and capital lease obligations	-	67,051	-	416,505	122,621	-	606,177
Company obligated mandatorily
redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiaries - current portion	-	-	-	-	-	-	-
Income tax payable	715	82,593	-	-	43,292	(5,723)	120,877
Deferred taxes	-	-	8,420	-	37,030	(15,676)	29,774
Total current liabilities	21,520	1,649,443	1,182,124	1,964,988	9,571,078	(10,395,499)	3,993,654

Long term debt and capital lease obligations, less current portion	1,194,595	1,277,715	-	1,186,259	5,211,148	(3,284,614)	5,585,103
Long term borrowings from related parties	-	791,139	224,040	-	3,776	(1,018,955)	-
Other liabilities	-	7,202	11,877	-	201,250	52,926	273,255
Pension liabilities	-	6,670	162,306	-	42,123	-	211,099
Income tax payable	-	1,143	-	-	55,178	124,610	180,931
Deferred taxes	-	-	-	-	597,347	(16,481)	580,866
Total liabilities	1,216,115	3,733,312	1,580,347	3,151,247	15,681,900	(14,538,013)	10,824,908

Noncontrolling interests subject to put provisions	-	-	-	-	306,723	-	306,723
Total FMC-AG & Co. KGaA shareholders' equity	58,719	7,770,401	838,181	7,906,484	(2,174,904)	(6,628,480)	7,770,401
Noncontrolling interests not subject to put provisions	-	-	-	-	150,602	-	150,602
Total equity	58,719	7,770,401	838,181	7,906,484	(2,024,302)	(6,628,480)	7,921,003
Total liabilities and equity	$1,274,834	$11,503,713	$2,418,528	$11,057,731	$13,964,321	$(21,166,493)	$19,052,634

	For the six months ended June 30, 2011
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Operating Activities:
Net income (loss)	$1,219	$481,462	$9,240	$326,194	$400,271	$(683,187)	$535,199
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(358,305)	-	(332,306)	-	690,611	-
Depreciation and amortization	-	682	22,927	5,769	249,455	(6,560)	272,273
Change in deferred taxes, net	-	15,286	1,572	-	41,884	(5,406)	53,336
(Gain) loss on sale of fixed assets and investments	-	-	58	-	(991)	-	(933)
(Gain) loss on investments	-	1,833	-	-	-	(1,833)	-
Compensation expense related to stock options	-	14,631	-	-	-	-	14,631
Cash outflow from hedging	-	-	-	-	(58,581)	-	(58,581)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(21,238)	-	(242,271)	-	(263,509)
Inventories	-	-	(33,466)	-	(104,067)	17,208	(120,325)
Prepaid expenses and other current and non-current assets	-	(28,927)	(19,192)	(44,068)	13,341	755	(78,091)
Accounts receivable from / payable to related parties	(612)	(688,780)	(65,753)	6,577	760,710	(8,198)	3,944
Accounts payable, accrued expenses and other current and non-current liabilities	2,976	(38,526)	45,519	(218)	145,157	245	155,153
Income tax payable	715	23,075	-	(3,982)	(32,506)	(13,836)	(26,534)
Net cash provided by (used in) operating activities	4,298	(577,569)	(60,333)	(42,034)	1,172,402	(10,201)	486,563

Investing Activities:
Purchases of property, plant and equipment	-	(133)	(16,484)	-	(231,968)	10,201	(238,384)
Proceeds from sale of property, plant and equipment	-	-	22	-	8,066	-	8,088
Disbursement of loans to related parties	-	377,936	100	(798,172)	-	420,136	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(25,128)	(3,611)	-	(1,867,825)	774,106	(1,122,458)
Proceeds from divestitures	-	-	-	-	-	-	-
Net cash provided by (used in) investing activities	-	352,675	(19,973)	(798,172)	(2,091,727)	1,204,443	(1,352,754)

Financing Activities:
Short-term borrowings, net	310	102,267	80,150	(299)	(66,442)	-	115,986
Long-term debt and capital lease obligations, net	(62,102)	305,359	-	152,115	1,473,385	(420,136)	1,448,621
Redemption of trust preferred securities	-	-	-	-	(653,760)	-	(653,760)
Increase (decrease) of accounts receivable securitization program	-	-	-	-	130,000	-	130,000
Proceeds from exercise of stock options	-	26,762	-	-	4,979	-	31,741
Dividends paid	-	(280,649)	-	-	22	(22)	(280,649)
Capital increase (decrease)	57,500	-	-	688,390	28,216	(774,106)	-
Distributions to noncontrolling interest	-	-	-	-	(61,735)	-	(61,735)
Contributions from noncontrolling interest	-	-	-	-	12,290	-	12,290
Net cash provided by (used in) financing activities	(4,292)	153,739	80,150	840,206	866,955	(1,194,264)	742,494

Effect of exchange rate changes on cash and cash equivalents	-	(75,852)	14	-	125,896	22	50,080
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	6	(147,007)	(142)	-	73,526	-	(73,617)
Cash and cash equivalents at beginning of period	-	147,177	225	-	375,468	-	522,870
Cash and cash equivalents at end of period	$6	$170	$83	$-	$448,994	$-	$449,253

	For the six months ended June 30, 2010
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$784,670	$-	$6,181,531	$(1,137,873)	$5,828,328
Cost of revenue	-	-	501,977	-	4,477,730	(1,127,279)	3,852,428
Gross profit	-	-	282,693	-	1,703,801	(10,594)	1,975,900
Operating expenses (income):
Selling, general and administrative	8	63,750	72,357	45,197	869,660	(11,278)	1,039,694
Research and development	-	-	30,255	-	14,207	-	44,462
Operating (loss) income	(8)	(63,750)	180,081	(45,197)	819,934	684	891,744
Other (income) expense:
Interest, net	(360)	12,953	1,429	27,293	90,660	3,674	135,649
Other, net	-	(573,536)	127,397	(289,983)	-	736,122	-
Income (loss) before income taxes	352	496,833	51,255	217,493	729,274	(739,112)	756,095
Income tax expense (benefit)	100	37,448	51,352	(28,561)	299,439	(103,175)	256,603
Net Income (loss)	252	459,385	(97)	246,054	429,835	(635,937)	499,492
Net Income attributable to noncontrolling interests	-	-	-	-	-	40,107	40,107
Net income (loss) attributable to the FMC-AG & Co. KGaA	$252	$459,385	$(97)	$246,054	$429,835	$(676,044)	$459,385

	For the six months ended June 30, 2010
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Operating Activities:
Net income (loss)	$252	$459,385	$(97)	$246,054	$429,835	$(635,937)	$499,492
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(307,027)	-	(289,983)	-	597,010	-
Depreciation and amortization	-	726	19,048	444	236,173	(11,026)	245,365
Change in deferred taxes, net	-	(13,919)	435	-	15,046	(2,309)	(747)
(Gain) loss on sale of fixed assets and investments	-	-	3	-	(1,941)	-	(1,938)
(Gain) loss on investments	-	-	28	-	-	(28)	-
Compensation expense related to stock options	-	13,712	-	-	-	-	13,712
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(9,466)	-	(84,832)	-	(94,298)
Inventories	-	-	(18,613)	-	(21,876)	7,007	(33,482)
Prepaid expenses and other current and non-current assets	-	(126,932)	(9,920)	45,925	(132,358)	132,021	(91,264)
Accounts receivable from / payable to related parties	239	215,521	56,183	18,897	(517,889)	221,712	(5,337)
Accounts payable, accrued expenses and other current and non-current liabilities	(21)	(294)	27,060	(43)	97,637	5,042	129,381
Income tax payable	15	30,431	-	(28,561)	(21,801)	2,495	(17,421)
Net cash provided by (used in) operating activities	485	271,603	64,661	(7,267)	(2,006)	315,987	643,463

Investing Activities:
Purchases of property, plant and equipment	-	(199)	(13,920)	-	(225,035)	12,519	(226,635)
Proceeds from sale of property, plant and equipment	-	9	603	-	7,970	-	8,582
Disbursement of loans to related parties	-	239,804	89	(149,883)	(327,341)	237,331	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(2,759)	(2,129)	-	(157,663)	(128,696)	(291,247)
Proceeds from divestitures	-	-	-	-	7,867	-	7,867
Net cash provided by (used in) investing activities	-	236,855	(15,357)	(149,883)	(694,202)	121,154	(501,433)

Financing Activities:
Short-term borrowings, net	-	-	(49,319)	-	56,123	-	6,804
Long-term debt and capital lease obligations, net	-	(146,576)	-	157,150	560,489	(237,331)	333,732
Increase (decrease) of accounts receivable securitization program	-	-	-	-	86,000	-	86,000
Proceeds from exercise of stock options	-	25,706	-	-	2,378	-	28,084
Dividends paid	(495)	(231,967)	-	-	(5,795)	6,290	(231,967)
Capital increase (decrease)	-	-	-	-	4,014	(4,014)	-
Distributions to noncontrolling interest	-	-	-	-	(67,562)	-	(67,562)
Contributions from noncontrolling interest	-	-	-	-	14,850	-	14,850
Net cash provided by (used in) financing activities	(495)	(352,837)	(49,319)	157,150	650,497	(235,055)	169,941

Effect of exchange rate changes on cash and cash equivalents	-	(81,980)	(28)	-	41,639	24	(40,345)
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	(10)	73,641	(43)	-	(4,072)	202,110	271,626
Cash and cash equivalents at beginning of period	108	24	194	-	300,899	-	301,225
Cash and cash equivalents at end of period	$98	$73,665	$151	$-	$296,827	$202,110	$572,851

	At December 31, 2010
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
Current assets:
Cash and cash equivalents	$123	$147,177	$225	$-	$342,401	$32,944	$522,870
Trade accounts receivable, less allowance for doubtful accounts	-	-	157,755	-	2,415,503	-	2,573,258
Accounts receivable from related parties	16,542	2,418,066	667,484	441,601	2,826,527	(6,256,244)	113,976
Inventories	-	-	184,948	-	711,053	(86,904)	809,097
Prepaid expenses and other current assets	1	111,594	11,341	50	662,188	(1,943)	783,231
Deferred taxes	-	14,221	-	-	317,644	18,297	350,162
Total current assets	16,666	2,691,058	1,021,753	441,651	7,275,316	(6,293,850)	5,152,594

Property, plant and equipment, net	-	390	168,939	-	2,458,364	(100,401)	2,527,292
Intangible assets	-	428	65,684	-	626,432	-	692,544
Goodwill	-	-	65,315	-	8,075,153	-	8,140,468
Deferred taxes	-	9,463	4,693	-	121,875	(42,863)	93,168
Other assets	494,231	7,201,295	644,523	9,320,731	(6,581,295)	(10,590,890)	488,595
Total assets	$510,897	$9,902,634	$1,970,907	$9,762,382	$11,975,845	$(17,028,004)	$17,094,661

Current liabilities:
Accounts payable	$-	$5,738	$22,387	$-	$392,512	$-	$420,637
Accounts payable to related parties	229	952,141	670,613	1,538,658	3,210,393	(6,250,147)	121,887
Accrued expenses and other current liabilities	15,866	122,000	94,978	2,054	1,292,562	9,963	1,537,423
Short-term borrowings	-	121	-	-	670,550	-	670,671
Short-term borrowings from related parties	-	-	-	-	2,004	7,679	9,683
Current portion of long-term debt and capital lease obligations	-	106,862	-	101,145	55,975	-	263,982
Company obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiaries - current portion	-	-	-	-	625,549	-	625,549
Income tax payable	24	54,366	-	-	62,504	648	117,542
Deferred taxes	-	-	5,513	-	27,143	(10,307)	22,349
Total current liabilities	16,119	1,241,228	793,491	1,641,857	6,339,192	(6,242,164)	3,789,723

Long term debt and capital lease obligations, less current portion	494,231	870,348	-	1,357,745	4,069,605	(2,482,253)	4,309,676
Long term borrowings from related parties	-	334,428	208,368	494,231	400,883	(1,437,910)	-
Other liabilities	-	73,382	11,241	-	184,542	24,850	294,015
Pension liabilities	-	4,933	143,362	-	41,855	-	190,150
Income tax payable	-	1,057	-	-	75,055	124,469	200,581
Deferred taxes	-	-	-	-	522,521	(15,625)	506,896
Total liabilities	510,350	2,525,376	1,156,462	3,493,833	11,633,653	(10,028,633)	9,291,041

Noncontrolling interests subject to put provisions	-	-	-	-	279,709	-	279,709
Total FMC-AG & Co. KGaA shareholders' equity	547	7,377,258	814,445	6,268,549	(84,170)	(6,999,371)	7,377,258
Noncontrolling interests not subject to put provisions	-	-	-	-	146,653	-	146,653
Total equity	547	7,377,258	814,445	6,268,549	62,483	(6,999,371)	7,523,911
Total liabilities and equity	$510,897	$9,902,634	$1,970,907	$9,762,382	$11,975,845	$(17,028,004)	$17,094,661

Subsequent Events	6 Months Ended
Jun. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Subsequent Events [Text Block]

17.       Subsequent Events

Acquisitions

Liberty Dialysis

On August 2, 2011, the Company announced its plans to acquire 100% of Liberty Dialysis Holdings, Inc, the owner of all of the business of Liberty Dialysis and owner of a 51% stake in Renal Advantage, Inc.. Fresenius Medical Care currently owns a 49% stake in Renal Advantage. The total investment for Fresenius Medical Care including the assumption of incremental debt will be approximately  $1,700,000. The transaction remains subject to clearance under the Hart–Scott–Rodino Antitrust Improvements Act and is expected to close in early 2012. On completion, the acquired operations would add approximately 260 dialysis outpatient dialysis clinics to Fresenius Medical Care´s network in the U.S and approximately  $1,000,000 in annual revenue before the anticipated divestiture of some centers as a condition of the transaction. The transaction will be financed from cash flow from operations and debt and is expected to be accretive to earnings in the first year after closing of the transaction.

American Access Care

On August 2, 2011, the Company announced its plans to acquire the U.S. based company American Access Care Holdings, LLC (AAC). AAC operates 28 freestanding out-patient interventional radiology centers throughout 12 states in the U.S. primarily dedicated to the vascular access needs of dialysis patients. The transaction remains subject to clearance under the Hart–Scott–Rodino Antitrust Improvements Act and is expected to close in the fourth quarter of 2011. On completion, the acquired operations will add approximately  $175,000 in annual revenue and are expected to be accretive to earnings in the first year after closing of the transaction. The transaction will be financed from cash flow from operations and available borrowing capacity.

Inventories (Tables)	6 Months Ended
Jun. 30, 2011
Inventories (Tables) [Abstract]
Inventory Disclosure Tables [Text Block]
	June 30, 2011	December 31, 2010
Raw materials and purchased components	$167,437	$158,163
Work in process	73,639	56,345
Finished goods	620,132	475,641
Health care supplies	115,685	118,948
Inventories	$976,893	$809,097

Short-term Borrowings, Other Finanacial Liabilties and Short-term Borrowings from Related Parties (Tables)	6 Months Ended
Jun. 30, 2011
Short Term Debt (Tables) [Abstract]
Schedule of Short-term debt
	June 30, 2011	December 31, 2010
Borrowings under lines of credit	$111,841	$131,791
Accounts receivable facility	640,000	510,000
Other financial liabilities	9,116	28,880
Short-term borrowings and other financial liabilities	760,957	670,671
Short-term borrowings from related parties (see Note 3.c.)	161,363	9,683
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	$922,320	$680,354

Long-term Debt and Capital Lease Obligations (Tables)	6 Months Ended
Jun. 30, 2011
Long Term Debt and Capital Lease Obligations (Tables) [Abstract]
Schedule of long-term debt
	June 30, 2011	December 31, 2010

Amended 2006 Senior Credit Agreement	$3,474,088	$2,953,890
Senior Notes	1,929,959	824,446
Euro Notes	289,060	267,240
EIB Agreements	366,960	351,686
Capital lease obligations	15,652	15,439
Other	115,561	160,957
	6,191,280	4,573,658
Less current maturities	(606,177)	(263,982)
	$5,585,103	$4,309,676

2006 Senior Credit Agreement Table
	Maximum Amount Available		Balance Outstanding

	June 30, 2011	December 31, 2010	June 30, 2011	December 31, 2010

Revolving Credit	$1,200,000	$1,200,000	$669,397	$81,126
Term Loan A	1,275,000	1,335,000	1,275,000	1,335,000
Term Loan B	1,529,691	1,537,764	1,529,691	1,537,764
	$4,004,691	$4,072,764	$3,474,088	$2,953,890

Earning Per Share (Tables)	6 Months Ended
Jun. 30, 2011
Earnings Per Share (Tables) [Abstract]
Schedule of Earning per Share
	For the three months ended June 30,		For the six months ended June 30,

	2011	2010	2011	2010
Numerators:
Net income attributable to FMC-AG & Co. KGaA	$260,761	$248,269	$481,462	$459,385
less:
Dividend preference on Preference shares	28	25	55	51
Income available to all classes of shares	$260,733	$248,244	$481,407	$459,334

Denominators:
Weighted average number of:
Ordinary shares outstanding	298,559,749	296,104,554	298,427,098	295,926,583
Preference shares outstanding	3,958,515	3,899,075	3,957,978	3,894,560
Total weighted average shares outstanding	302,518,264	300,003,629	302,385,076	299,821,143
Potentially dilutive Ordinary shares	2,336,573	1,775,499	2,095,345	1,594,139
Potentially dilutive Preference shares	21,174	49,206	20,432	46,919
Total weighted average Ordinary shares outstanding assuming dilution	300,896,322	297,880,053	300,522,443	297,520,722
Total weighted average Preference shares outstanding assuming dilution	3,979,689	3,948,281	3,978,410	3,941,479

Basic income per Ordinary share	$0.86	$0.83	$1.59	$1.53
Plus preference per Preference shares	0.01	-	0.02	0.02
Basic income per Preference share	$0.87	$0.83	$1.61	$1.55

Fully diluted income per Ordinary share	$0.86	$0.82	$1.58	$1.52
Plus preference per Preference shares	-	0.01	0.01	0.02
Fully diluted income per Preference share	$0.86	$0.83	$1.59	$1.54

Employee Benefit Plans (Tables)	6 Months Ended
Jun. 30, 2011
Employee Benefit Plans (Tables) [Abstract]
Schedule of the components of net periodic benefit cost
	Three months ended June 30,		Six months ended June 30,

	2011	2010	2011	2010
Components of net periodic benefit cost:
Service cost	$2,735	$1,915	$5,357	$3,965
Interest cost	6,139	5,521	12,175	11,188
Expected return on plan assets	(4,275)	(4,366)	(8,550)	(8,732)
Amortization of unrealized losses	1,801	1,221	3,601	2,411
Net periodic benefit costs	$6,400	$4,291	$12,583	$8,832

Noncontrolling Interests Subject To Put Provisions (Tables)	6 Months Ended
Jun. 30, 2011
Noncontrolling Interests Subject To Put Provisions (Tables) [Abstract]
Noncontrolling Interests Subject to Put Provisions

12.       Noncontrolling Interests Subject to Put Provisions

The Company has potential obligations to purchase the noncontrolling interests held by third parties in certain of its consolidated subsidiaries. These obligations are in the form of put provisions and are exercisable at the third-party owners' discretion within specified periods as outlined in each specific put provision. If these put provisions were exercised, the Company would be required to purchase all or part of third-party owners' noncontrolling interests at the appraised fair value at the time of exercise. The methodology the Company uses to estimate the fair values of the noncontrolling interest subject to put provisions assumes the greater of net book value or a multiple of earnings, based on historical earnings, development stage of the underlying business and other factors. The estimated fair values of the noncontrolling interests subject to these put provisions can also fluctuate and the implicit multiple of earnings at which these noncontrolling interest obligations may ultimately be settled could vary significantly from our current estimates depending upon market conditions.

As of June 30, 2011 and December 31, 2010 the Company's potential obligations under these put options are  $306,723 and  $279,709, respectively, of which, at June 30, 2011,  $93,482 were exercisable. No options were exercised during the first six months of 2011.

Following is a roll forward of noncontrolling interests subject to put provisions for the six months ended June 30, 2011 and the year ended December 31, 2010:

	June 30, 2011	December 31, 2010

Beginning balance	$279,709	$231,303
Contributions to noncontrolling interests	(18,435)	(38,964)
Purchase/ sale of noncontrolling interests	6,819	28,969
Contributions from noncontrolling interests	3,409	5,289
Changes in fair value of noncontrolling interests	15,266	24,222
Net income	19,409	28,839
Other comprehensive income (loss)	546	51
Ending balance	$306,723	$279,709

Financial Instrument (Tables)	6 Months Ended
Jun. 30, 2011
Financial Instruments (Tables) [Abstract]
Non-Derivative Financial Instruments
	June 30,		December 31,
	2011		2010
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Non-derivatives
Assets
Cash and cash equivalents	$449,253	$449,253	$522,870	$522,870
Accounts Receivable	3,061,906	3,061,906	2,687,234	2,687,234
Long-term Notes Receivable	234,215	239,701	-	-

Liabilities
Accounts payable	626,635	626,635	542,524	542,524
Short-term borrowings	760,957	760,957	670,671	670,671
Short-term borrowings from related parties	161,363	161,363	9,683	9,683
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	498,173	498,173	528,082	528,082
Amended 2006 Senior Credit Agreement	3,474,088	3,467,077	2,953,890	2,937,504
Senior Notes	1,929,959	1,957,191	824,446	880,366
Euro Notes	289,060	297,205	267,240	276,756
Trust Preferred Securities	-	-	625,549	643,828
Noncontrolling interests subject to put provisions	306,723	306,723	279,709	279,709

Derivative Financial Instruments Valuation
	June 30, 2011		December 31, 2010

	Assets(2)	Liabilities(2)	Assets(2)	Liabilities(2)
Derivatives in cash flow hedging relationships (1)
Current
Foreign exchange contracts	77,491	(3,070)	3,703	(51,816)
Interest rate contracts	-	(35,838)	-	(51,604)
Non-current
Foreign exchange contracts	12	-	810	(486)
Interest rate contracts	-	(27,301)	-	(73,221)
Total	$77,503	$(66,209)	$4,513	$(177,127)

Derivatives not designated as hedging instruments (1)
Current
Foreign exchange contracts	17,243	(15,889)	3,517	(20,751)

Non-current
Foreign exchange contracts	7,414	(7,202)	509	(213)
Total	$24,657	$(23,091)	$4,026	$(20,964)

(1) As of June 30, 2011, the valuation of the Company`s derivatives was determined using Significant Other Observable Inputs (Level 2) in accordance with the fair value hierarchy levels established in U.S. GAAP.
(2) Derivative instruments are marked to market each reporting period resulting in carrying amounts being equal to fair values at the reporting date.

Effect of Derivatives on the Consolidated Financial Statements
The Effect of Derivatives on the Consolidated Financial Statements

	Amount of Gain or (Loss) Recognized in OCI on Derivatives		Location of (Gain) or Loss Reclassified from AOCI in Income	Amount of (Gain) or Loss Reclassified from AOCI in Income
Derivatives in Cash Flow Hedging Relationships

	(Effective Portion) for the six months ended June 30,			(Effective Portion) for the six months ended June 30,
	2011	2010	(Effective Portion)	2011	2010

Interest rate contracts	$9,478	$(52,710)	Interest income/expense	$-	$-
Foreign exchange contracts	(7,945)	(22,130)	Costs of Revenue	596	1,889

	$1,533	$(74,840)		$596	$1,889

Derivatives not Designated as Hedging Instruments		Amount of (Gain) or Loss Recognized in Income on Derivatives for the six months ended June 30,
	Location of (Gain) or Loss Recognized in Income on Derivative

		2011	2010

Foreign exchange contracts	Selling, general and administrative expense
		$(24,714)	$42,864
	Interest income/expense	5,559	(9,247)

		$(19,155)	$33,617

Business Segment Information (Tables)	6 Months Ended
Jun. 30, 2011
Business Segment Information (Tables) [Abstract]
Schedule of segment reporting information by segment
	North America	International	Segment Total	Corporate	Total
Three months ended June 30, 2011

Net revenue external customers	$2,027,419	$1,162,448	$3,189,867	$4,185	$3,194,052
Inter - segment revenue	1,815	-	1,815	(1,815)	-
Revenue	2,029,234	1,162,448	3,191,682	2,370	3,194,052
Depreciation and amortization	(66,555)	(42,822)	(109,377)	(26,912)	(136,289)
Operating income	348,457	203,144	551,601	(42,057)	509,544
Income (loss) from equity method investees	8,849	31	8,880	-	8,880
Capital expenditures, acquisitions and investments	74,555	797,637	872,192	32,692	904,884

Three months ended June 30, 2010

Net revenue external customers	$2,026,582	$919,524	$2,946,106	$93	$2,946,199
Inter - segment revenue	1,263	-	1,263	(1,263)	-
Revenue	2,027,845	919,524	2,947,369	(1,170)	2,946,199
Depreciation and amortization	(63,004)	(33,508)	(96,512)	(24,395)	(120,907)
Operating income	332,097	173,095	505,192	(38,627)	466,565
Income (loss) from equity method investees	1,887	27	1,914	-	1,914
Capital expenditures, acquisitions and investments	71,316	93,608	164,924	163,478	328,402

Six months ended June 30, 2011

Net revenue external customers	$4,004,707	$2,217,681	$6,222,388	$8,052	$6,230,440
Inter - segment revenue	3,509	-	3,509	(3,509)	-
Total net revenue	4,008,216	2,217,681	6,225,897	4,543	6,230,440
Depreciation and amortization	(134,782)	(83,171)	(217,953)	(54,320)	(272,273)
Operating Income	660,563	374,154	1,034,717	(80,089)	954,628
Income (loss) from equity method investees	16,367	95	16,462	-	16,462
Segment assets(1)	11,415,424	5,541,670	16,957,094	2,095,540	19,052,634
thereof investments in equity method investees	339,230	5,756	344,986	-	344,986
Capital expenditures, acquisitions and investments(2)	462,425	838,413	1,300,838	60,004	1,360,842

Six months ended June 30, 2010

Net revenue external customers	$3,986,270	$1,841,747	$5,828,017	$311	$5,828,328
Inter - segment revenue	1,828	-	1,828	(1,828)	-
Total net revenue	3,988,098	1,841,747	5,829,845	(1,517)	5,828,328
Depreciation and amortization	(126,715)	(70,067)	(196,782)	(48,583)	(245,365)
Operating Income	640,003	324,025	964,028	(72,284)	891,744
Income (loss) from equity method investees	3,577	50	3,627	-	3,627
Segment assets	11,281,830	3,948,045	15,229,875	769,689	15,999,564
thereof investments in equity method investees	16,543	3,478	20,021	-	20,021
Capital expenditures, acquisitions and investments(3)	144,883	178,858	323,741	194,141	517,882

(1) If production was still managed within the segments, as it was in 2010, segment assets would have been $12,403,823 in North America, $6,153,751 in International and $495,060 in Corporate in 2011.
(2) North America and International acquisitions exclude $6,000 and $1,731, respectively, of non-cash acquisitions for 2011.
(3) International and Corporate acquisitions exclude $8,884 and $2,125 of non-cash acquisitions for 2010.

Supplementary Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2011
Supplementary Cash Flow Information (Tables) [Abstract]
Schedule of supplemental Cash Flow information
	Six months ended June 30,
	2011	2010
Supplementary cash flow information:
Cash paid for interest	$108,898	$128,915
Cash paid for income taxes(1)	$242,776	$261,695
Cash inflow for income taxes from stock option exercises	$4,980	$2,378

Supplemental disclosures of cash flow information:
Details for acquisitions:
Assets acquired	$(874,302)	$(186,560)
Liabilities assumed	37,555	11,303
Noncontrolling interest	1,441	5,741
Notes assumed in connection with acquisition	1,731	11,009
Cash paid	(833,575)	(158,507)
Less cash acquired	12,435	1,678
Net cash paid for acquisitions	$(821,140)	$(156,829)
(1) Net of tax refund

Supplemental Condensed Combining Information (Tables)	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
Supplemental Condensed Combining Information (Tables) [Abstract]
Income statement information segregated by issuers and guarantors
	For the six months ended June 30, 2011
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$934,792	$-	$6,676,858	$(1,381,210)	$6,230,440
Cost of revenue	-	-	584,172	-	4,848,221	(1,358,979)	4,073,414
Gross profit	-	-	350,620	-	1,828,637	(22,231)	2,157,026
Operating expenses (income):
Selling, general and administrative	2	36,236	97,705	(52,627)	1,070,828	(2,678)	1,149,466
Research and development	-	-	34,212	-	18,720	-	52,932
Operating (loss) income	(2)	(36,236)	218,703	52,627	739,089	(19,553)	954,628
Other (income) expense:
Interest, net	(1,936)	40,063	3,809	62,721	47,235	(5,723)	146,169
Other, net	-	(611,365)	144,905	(332,306)	-	798,766	-
Income (loss) before income taxes	1,934	535,066	69,989	322,212	691,854	(812,596)	808,459
Income tax expense (benefit)	715	53,604	60,749	(3,982)	291,583	(129,409)	273,260
Net Income (loss)	1,219	481,462	9,240	326,194	400,271	(683,187)	535,199
Net Income attributable to noncontrolling interests	-	-	-	-	-	53,737	53,737
Net income (loss) attributable to the FMC-AG & Co. KGaA	$1,219	$481,462	$9,240	$326,194	$400,271	$(736,924)	$481,462

	For the six months ended June 30, 2010
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$784,670	$-	$6,181,531	$(1,137,873)	$5,828,328
Cost of revenue	-	-	501,977	-	4,477,730	(1,127,279)	3,852,428
Gross profit	-	-	282,693	-	1,703,801	(10,594)	1,975,900
Operating expenses (income):
Selling, general and administrative	8	63,750	72,357	45,197	869,660	(11,278)	1,039,694
Research and development	-	-	30,255	-	14,207	-	44,462
Operating (loss) income	(8)	(63,750)	180,081	(45,197)	819,934	684	891,744
Other (income) expense:
Interest, net	(360)	12,953	1,429	27,293	90,660	3,674	135,649
Other, net	-	(573,536)	127,397	(289,983)	-	736,122	-
Income (loss) before income taxes	352	496,833	51,255	217,493	729,274	(739,112)	756,095
Income tax expense (benefit)	100	37,448	51,352	(28,561)	299,439	(103,175)	256,603
Net Income (loss)	252	459,385	(97)	246,054	429,835	(635,937)	499,492
Net Income attributable to noncontrolling interests	-	-	-	-	-	40,107	40,107
Net income (loss) attributable to the FMC-AG & Co. KGaA	$252	$459,385	$(97)	$246,054	$429,835	$(676,044)	$459,385

Balance sheet information segregated by issuers and guarantors
	At June 30, 2011
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$6	$170	$83	$-	$448,994	$-	$449,253
Trade accounts receivable, less allowance for doubtful accounts	-	-	185,556	-	2,761,477	-	2,947,033
Accounts receivable from related parties	1,274,828	3,627,849	994,836	670,736	3,885,243	(10,338,619)	114,873
Inventories	-	-	237,033	-	848,191	(108,331)	976,893
Prepaid expenses and other current assets	-	155,071	28,824	150	839,367	(38,258)	985,154
Deferred taxes	-	7,916	-	-	329,305	11,510	348,731
Total current assets	1,274,834	3,791,006	1,446,332	670,886	9,112,577	(10,473,698)	5,821,937

Property, plant and equipment, net	-	444	181,039	-	2,585,221	(109,720)	2,656,984
Intangible assets	-	350	67,731	-	628,626	-	696,707
Goodwill	-	-	66,294	-	8,836,078	-	8,902,372
Deferred taxes	-	6,061	5,913	-	116,957	(37,647)	91,284
Other assets	-	7,705,852	651,219	10,386,845	(7,315,138)	(10,545,428)	883,350
Total assets	$1,274,834	$11,503,713	$2,418,528	$11,057,731	$13,964,321	$(21,166,493)	$19,052,634

Current liabilities:
Accounts payable	$310	$940	$36,144	$-	$453,405	$-	$490,799
Accounts payable to related parties	101	1,398,600	1,006,740	1,546,648	6,591,570	(10,407,823)	135,836
Accrued expenses and other current liabilities	20,394	100,155	130,097	1,835	1,455,500	(20,110)	1,687,871
Short-term borrowings	-	104	723	-	760,130	-	760,957
Short-term borrowings from related parties	-	-	-	-	107,530	53,833	161,363
Current portion of long-term debt and capital lease obligations	-	67,051	-	416,505	122,621	-	606,177
Company obligated mandatorily
redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiaries - current portion	-	-	-	-	-	-	-
Income tax payable	715	82,593	-	-	43,292	(5,723)	120,877
Deferred taxes	-	-	8,420	-	37,030	(15,676)	29,774
Total current liabilities	21,520	1,649,443	1,182,124	1,964,988	9,571,078	(10,395,499)	3,993,654

Long term debt and capital lease obligations, less current portion	1,194,595	1,277,715	-	1,186,259	5,211,148	(3,284,614)	5,585,103
Long term borrowings from related parties	-	791,139	224,040	-	3,776	(1,018,955)	-
Other liabilities	-	7,202	11,877	-	201,250	52,926	273,255
Pension liabilities	-	6,670	162,306	-	42,123	-	211,099
Income tax payable	-	1,143	-	-	55,178	124,610	180,931
Deferred taxes	-	-	-	-	597,347	(16,481)	580,866
Total liabilities	1,216,115	3,733,312	1,580,347	3,151,247	15,681,900	(14,538,013)	10,824,908

Noncontrolling interests subject to put provisions	-	-	-	-	306,723	-	306,723
Total FMC-AG & Co. KGaA shareholders' equity	58,719	7,770,401	838,181	7,906,484	(2,174,904)	(6,628,480)	7,770,401
Noncontrolling interests not subject to put provisions	-	-	-	-	150,602	-	150,602
Total equity	58,719	7,770,401	838,181	7,906,484	(2,024,302)	(6,628,480)	7,921,003
Total liabilities and equity	$1,274,834	$11,503,713	$2,418,528	$11,057,731	$13,964,321	$(21,166,493)	$19,052,634

	At December 31, 2010
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
Current assets:
Cash and cash equivalents	$123	$147,177	$225	$-	$342,401	$32,944	$522,870
Trade accounts receivable, less allowance for doubtful accounts	-	-	157,755	-	2,415,503	-	2,573,258
Accounts receivable from related parties	16,542	2,418,066	667,484	441,601	2,826,527	(6,256,244)	113,976
Inventories	-	-	184,948	-	711,053	(86,904)	809,097
Prepaid expenses and other current assets	1	111,594	11,341	50	662,188	(1,943)	783,231
Deferred taxes	-	14,221	-	-	317,644	18,297	350,162
Total current assets	16,666	2,691,058	1,021,753	441,651	7,275,316	(6,293,850)	5,152,594

Property, plant and equipment, net	-	390	168,939	-	2,458,364	(100,401)	2,527,292
Intangible assets	-	428	65,684	-	626,432	-	692,544
Goodwill	-	-	65,315	-	8,075,153	-	8,140,468
Deferred taxes	-	9,463	4,693	-	121,875	(42,863)	93,168
Other assets	494,231	7,201,295	644,523	9,320,731	(6,581,295)	(10,590,890)	488,595
Total assets	$510,897	$9,902,634	$1,970,907	$9,762,382	$11,975,845	$(17,028,004)	$17,094,661

Current liabilities:
Accounts payable	$-	$5,738	$22,387	$-	$392,512	$-	$420,637
Accounts payable to related parties	229	952,141	670,613	1,538,658	3,210,393	(6,250,147)	121,887
Accrued expenses and other current liabilities	15,866	122,000	94,978	2,054	1,292,562	9,963	1,537,423
Short-term borrowings	-	121	-	-	670,550	-	670,671
Short-term borrowings from related parties	-	-	-	-	2,004	7,679	9,683
Current portion of long-term debt and capital lease obligations	-	106,862	-	101,145	55,975	-	263,982
Company obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiaries - current portion	-	-	-	-	625,549	-	625,549
Income tax payable	24	54,366	-	-	62,504	648	117,542
Deferred taxes	-	-	5,513	-	27,143	(10,307)	22,349
Total current liabilities	16,119	1,241,228	793,491	1,641,857	6,339,192	(6,242,164)	3,789,723

Long term debt and capital lease obligations, less current portion	494,231	870,348	-	1,357,745	4,069,605	(2,482,253)	4,309,676
Long term borrowings from related parties	-	334,428	208,368	494,231	400,883	(1,437,910)	-
Other liabilities	-	73,382	11,241	-	184,542	24,850	294,015
Pension liabilities	-	4,933	143,362	-	41,855	-	190,150
Income tax payable	-	1,057	-	-	75,055	124,469	200,581
Deferred taxes	-	-	-	-	522,521	(15,625)	506,896
Total liabilities	510,350	2,525,376	1,156,462	3,493,833	11,633,653	(10,028,633)	9,291,041

Noncontrolling interests subject to put provisions	-	-	-	-	279,709	-	279,709
Total FMC-AG & Co. KGaA shareholders' equity	547	7,377,258	814,445	6,268,549	(84,170)	(6,999,371)	7,377,258
Noncontrolling interests not subject to put provisions	-	-	-	-	146,653	-	146,653
Total equity	547	7,377,258	814,445	6,268,549	62,483	(6,999,371)	7,523,911
Total liabilities and equity	$510,897	$9,902,634	$1,970,907	$9,762,382	$11,975,845	$(17,028,004)	$17,094,661

Statement of cash flows information segregated by issuers and guarantors
	For the six months ended June 30, 2011
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Operating Activities:
Net income (loss)	$1,219	$481,462	$9,240	$326,194	$400,271	$(683,187)	$535,199
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(358,305)	-	(332,306)	-	690,611	-
Depreciation and amortization	-	682	22,927	5,769	249,455	(6,560)	272,273
Change in deferred taxes, net	-	15,286	1,572	-	41,884	(5,406)	53,336
(Gain) loss on sale of fixed assets and investments	-	-	58	-	(991)	-	(933)
(Gain) loss on investments	-	1,833	-	-	-	(1,833)	-
Compensation expense related to stock options	-	14,631	-	-	-	-	14,631
Cash outflow from hedging	-	-	-	-	(58,581)	-	(58,581)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(21,238)	-	(242,271)	-	(263,509)
Inventories	-	-	(33,466)	-	(104,067)	17,208	(120,325)
Prepaid expenses and other current and non-current assets	-	(28,927)	(19,192)	(44,068)	13,341	755	(78,091)
Accounts receivable from / payable to related parties	(612)	(688,780)	(65,753)	6,577	760,710	(8,198)	3,944
Accounts payable, accrued expenses and other current and non-current liabilities	2,976	(38,526)	45,519	(218)	145,157	245	155,153
Income tax payable	715	23,075	-	(3,982)	(32,506)	(13,836)	(26,534)
Net cash provided by (used in) operating activities	4,298	(577,569)	(60,333)	(42,034)	1,172,402	(10,201)	486,563

Investing Activities:
Purchases of property, plant and equipment	-	(133)	(16,484)	-	(231,968)	10,201	(238,384)
Proceeds from sale of property, plant and equipment	-	-	22	-	8,066	-	8,088
Disbursement of loans to related parties	-	377,936	100	(798,172)	-	420,136	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(25,128)	(3,611)	-	(1,867,825)	774,106	(1,122,458)
Proceeds from divestitures	-	-	-	-	-	-	-
Net cash provided by (used in) investing activities	-	352,675	(19,973)	(798,172)	(2,091,727)	1,204,443	(1,352,754)

Financing Activities:
Short-term borrowings, net	310	102,267	80,150	(299)	(66,442)	-	115,986
Long-term debt and capital lease obligations, net	(62,102)	305,359	-	152,115	1,473,385	(420,136)	1,448,621
Redemption of trust preferred securities	-	-	-	-	(653,760)	-	(653,760)
Increase (decrease) of accounts receivable securitization program	-	-	-	-	130,000	-	130,000
Proceeds from exercise of stock options	-	26,762	-	-	4,979	-	31,741
Dividends paid	-	(280,649)	-	-	22	(22)	(280,649)
Capital increase (decrease)	57,500	-	-	688,390	28,216	(774,106)	-
Distributions to noncontrolling interest	-	-	-	-	(61,735)	-	(61,735)
Contributions from noncontrolling interest	-	-	-	-	12,290	-	12,290
Net cash provided by (used in) financing activities	(4,292)	153,739	80,150	840,206	866,955	(1,194,264)	742,494

Effect of exchange rate changes on cash and cash equivalents	-	(75,852)	14	-	125,896	22	50,080
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	6	(147,007)	(142)	-	73,526	-	(73,617)
Cash and cash equivalents at beginning of period	-	147,177	225	-	375,468	-	522,870
Cash and cash equivalents at end of period	$6	$170	$83	$-	$448,994	$-	$449,253

	For the six months ended June 30, 2010
	Issuer	Guarantors
	FMC Finance III	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Operating Activities:
Net income (loss)	$252	$459,385	$(97)	$246,054	$429,835	$(635,937)	$499,492
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(307,027)	-	(289,983)	-	597,010	-
Depreciation and amortization	-	726	19,048	444	236,173	(11,026)	245,365
Change in deferred taxes, net	-	(13,919)	435	-	15,046	(2,309)	(747)
(Gain) loss on sale of fixed assets and investments	-	-	3	-	(1,941)	-	(1,938)
(Gain) loss on investments	-	-	28	-	-	(28)	-
Compensation expense related to stock options	-	13,712	-	-	-	-	13,712
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(9,466)	-	(84,832)	-	(94,298)
Inventories	-	-	(18,613)	-	(21,876)	7,007	(33,482)
Prepaid expenses and other current and non-current assets	-	(126,932)	(9,920)	45,925	(132,358)	132,021	(91,264)
Accounts receivable from / payable to related parties	239	215,521	56,183	18,897	(517,889)	221,712	(5,337)
Accounts payable, accrued expenses and other current and non-current liabilities	(21)	(294)	27,060	(43)	97,637	5,042	129,381
Income tax payable	15	30,431	-	(28,561)	(21,801)	2,495	(17,421)
Net cash provided by (used in) operating activities	485	271,603	64,661	(7,267)	(2,006)	315,987	643,463

Investing Activities:
Purchases of property, plant and equipment	-	(199)	(13,920)	-	(225,035)	12,519	(226,635)
Proceeds from sale of property, plant and equipment	-	9	603	-	7,970	-	8,582
Disbursement of loans to related parties	-	239,804	89	(149,883)	(327,341)	237,331	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(2,759)	(2,129)	-	(157,663)	(128,696)	(291,247)
Proceeds from divestitures	-	-	-	-	7,867	-	7,867
Net cash provided by (used in) investing activities	-	236,855	(15,357)	(149,883)	(694,202)	121,154	(501,433)

Financing Activities:
Short-term borrowings, net	-	-	(49,319)	-	56,123	-	6,804
Long-term debt and capital lease obligations, net	-	(146,576)	-	157,150	560,489	(237,331)	333,732
Increase (decrease) of accounts receivable securitization program	-	-	-	-	86,000	-	86,000
Proceeds from exercise of stock options	-	25,706	-	-	2,378	-	28,084
Dividends paid	(495)	(231,967)	-	-	(5,795)	6,290	(231,967)
Capital increase (decrease)	-	-	-	-	4,014	(4,014)	-
Distributions to noncontrolling interest	-	-	-	-	(67,562)	-	(67,562)
Contributions from noncontrolling interest	-	-	-	-	14,850	-	14,850
Net cash provided by (used in) financing activities	(495)	(352,837)	(49,319)	157,150	650,497	(235,055)	169,941

Effect of exchange rate changes on cash and cash equivalents	-	(81,980)	(28)	-	41,639	24	(40,345)
Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	(10)	73,641	(43)	-	(4,072)	202,110	271,626
Cash and cash equivalents at beginning of period	108	24	194	-	300,899	-	301,225
Cash and cash equivalents at end of period	$98	$73,665	$151	$-	$296,827	$202,110	$572,851

Acquisitions and Investments (Details) In Thousands	6 Months Ended
	Jun. 30, 2011 USD ( $)	Jun. 30, 2011 EUR ( €)
Acquisitions And Investments (Details) [Abstract]
Date of acquisition agreement	2011-01-04
Name of acquired entity	International Dialysis Centers ("IDC")
Purchase price	$ 764,873	€ 529,214
Description of acquired entity	IDC currently treats over 8,200 hemodialysis patients predominantly in Central and Eastern Europe and operates a total of 70 clinics in nine countries.

Related Party Transactions (Details)	6 Months Ended		6 Months Ended
	Jun. 30, 2011 USD ( $)	Dec. 31, 2010 USD ( $)	Jun. 30, 2011 Fresenius SE [Member] USD ( $)	Jun. 30, 2011 Fresenius SE [Member] EUR ( €)	Jun. 30, 2011 Fresenius SE [Member] Services Provided By Related Party [Member] USD ( $)	Jun. 30, 2010 Fresenius SE [Member] Services Provided By Related Party [Member] USD ( $)	Jun. 30, 2011 Fresenius SE [Member] Services Provided To Related Party [Member] USD ( $)	Jun. 30, 2010 Fresenius SE [Member] Services Provided To Related Party [Member] USD ( $)	Jun. 30, 2011 Fresenius SE [Member] Operating Lease Agreements [Member] USD ( $)	Jun. 30, 2010 Fresenius SE [Member] Operating Lease Agreements [Member] USD ( $)	Jun. 30, 2011 Fresenius SE [Member] Sales To Related Party [Member] USD ( $)	Jun. 30, 2010 Fresenius SE [Member] Sales To Related Party [Member] USD ( $)	Jun. 30, 2011 Fresenius SE [Member] Purchases From Related Party [Member] USD ( $)	Jun. 30, 2010 Fresenius SE [Member] Purchases From Related Party [Member] USD ( $)	Jun. 30, 2011 Fresenius SE [Member] Cash Pooling Agreement [Member] USD ( $)	Jun. 30, 2011 Fresenius SE [Member] Cash Pooling Agreement [Member] EUR ( €)	Jun. 30, 2011 Fresenius SE [Member] Taxes Payable [Member] USD ( $)	Jun. 30, 2011 Fresenius SE [Member] Taxes Payable [Member] EUR ( €)	Jun. 30, 2011 General Partner [Member] USD ( $)	Jun. 30, 2011 General Partner [Member] EUR ( €)	Jun. 30, 2011 General Partner [Member] Services Provided By Related Party [Member] USD ( $)	Jun. 30, 2010 General Partner [Member] Services Provided By Related Party [Member] USD ( $)	Jun. 30, 2011 APP Inc [Member] Purchases From Related Party [Member] USD ( $)	Jun. 30, 2010 APP Inc [Member] Purchases From Related Party [Member] USD ( $)	Jun. 30, 2011 Equity Method Investees [Member] Sales To Related Party [Member] USD ( $)
Related Party Transactions [Line Items]
FSE ownership percentage	$ 35.70%
Amount of transaction					34,251,000	32,099,000	3,144,000	3,269,000	12,910,000	9,689,000	9,812,000	7,184,000	25,989,000	22,553,000							6,108,000	4,983,000	12,869,000	15,591,000	3,332,000
Due to related parties	$ 135,836,000	$ 121,887,000	$ 150,889,000	€ 104,400,000											$ 35,554,000	€ 24,600,000	$ 8,306,000	€ 5,747,000	$ 2,168,000	€ 1,500,000
Interest rate			0.25%	0.25%											1.94%	1.94%	6.00%	6.00%	1.34%	1.34%
Date of repayment			Jul 31, 2011	Jul 31, 2011											Jan 3, 2011	Jan 3, 2011			Aug 19, 2011	Aug 19, 2011

Inventories (Details) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
Inventories (Details) [Abstract]
Raw materials and purchased components	$ 167,437	$ 158,163
Work in process	73,639	56,345
Finished goods	620,132	475,641
Health care supplies	115,685	118,948
Inventories	976,893	809,097
Recorded Unconditional Purchase Obligation [Line Items]
Recorded Unconditional Purchase Obligation	$ 70,771

Other Assets and Notes Receivable (Details) (USD $) In Thousands	Jun. 30, 2011
Notes Receivable (Details) [Abstract]
Long-term notes receivable	$ 294,000

Short-term Borrowings and Other Financial Liabilities and Short-term Borrowings from Related Parties (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2011 Fresenius SE [Member]	Jun. 30, 2011 General Partner [Member]
Short Term Borrowings Other Financial Liabilities And Short Term Borrowings From Related Parties (Details) [Abstract]
Borrowings under lines of credit	$ 111,841	$ 131,791
Accounts receivable facility	640,000	510,000
Other financial liabilities	9,116	28,880
Related Party Transaction Rate			0.25%	1.34%
Short-term borrowings and other financial liabilities	760,957	670,671
Short Term Borrowings Due To Related Parties Current	161,363	9,683
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	$ 922,320	$ 680,354

Long-term Debt and Capital Lease Obligations (Details) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended											6 Months Ended
	Jun. 30, 2011 USD ( $)	Dec. 31, 2010 USD ( $)	Jun. 30, 2011 Amended 2006 Senior Credit Agreement [Member] USD ( $)	Dec. 31, 2010 Amended 2006 Senior Credit Agreement [Member] USD ( $)	Jun. 30, 2011 Term Loan A [Member] USD ( $)	Dec. 31, 2010 Term Loan A [Member] USD ( $)	Jun. 30, 2011 Term Loan B [Member] USD ( $)	Dec. 31, 2010 Term Loan B [Member] USD ( $)	Jun. 30, 2011 Revolving Credit Facility [Member] USD ( $)	Dec. 31, 2010 Revolving Credit Facility [Member] USD ( $)	Jun. 30, 2011 Senior Notes [Member] USD ( $)	Dec. 31, 2010 Senior Notes [Member] USD ( $)	Jun. 30, 2011 Senior Notes February 2011 [Member] USD ( $)	Jun. 30, 2011 Senior Notes 5.75 Percent [Member] USD ( $)	Jun. 30, 2011 Senior Notes 5.25 Percent [Member] USD ( $)	Jun. 30, 2011 Senior Notes 5.25 Percent [Member] EUR ( €)	Jun. 30, 2011 Euro Notes [Member] USD ( $)	Dec. 31, 2010 Euro Notes [Member] USD ( $)	Jun. 30, 2011 EIB Agreements [Member] USD ( $)	Dec. 31, 2010 EIB Agreements [Member] USD ( $)
Debt Instrument [Line Items]
Senior Credit Agreement			$ 3,474,088	$ 2,953,890
Senior Long Term Notes											1,929,959	824,446					289,060	267,240	366,960	351,686
Capital lease obligations	15,652	15,439
Other	115,561	160,957
Long-term debt and capital lease obligations	6,191,280	4,573,658
Less current maturities	606,177	263,982
Total long-term debt less current maturities	5,585,103	4,309,676
Maximum amount available			4,004,691	4,072,764	1,275,000	1,335,000	1,529,691	1,537,764	1,200,000	1,200,000
Balance outstanding			3,474,088	2,953,890	1,275,000	1,335,000	1,529,691	1,537,764	669,397	81,126
Line of credit outstanding which reduces available borrowings under the revolving credit facility	180,766	121,518
Senior Notes Issued February 2011 [Abstract]
Issuance date													2011-02-03
Issuer														Fresenius Medical Care US Finance, Inc.	FMC Finance VII S.A.	FMC Finance VII S.A.
Face amount														650,000	412,350	300,000
Stated interest rate														5.75%	5.25%	5.25%
Effective interest rate														5.88%
Maturity date														Feb 15, 2021	Feb 15, 2021	Feb 15, 2021
Call feature													US Finance and Finance VII may redeem the 5.75% Senior Notes and 5.25% Senior Notes, respectively, at any time at 100% of principal plus accrued interest and a premium calculated pursuant to the terms of the applicable indenture. The holders of the 5.75% Senior Notes and the 5.25% Senior Notes have a right to request that the respective issuers of the notes repurchase the applicable issue of notes at 101% of principal plus accrued interest upon the occurrence of a change of control of the Company followed by a decline in the rating of the respective notes.
Proceeds from debt issuance													$ 1,035,000

Stock Options (Details) (EUR €) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended
Jun. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock no par value (in Euros)	€ 1
Stock Option 2011 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conditional capital increase	€ 12,000
Common stock no par value (in Euros)	€ 1
Stock option expiration period	eight years
Stock option vesting period	four years
Performance target, EPS minimum increase	8.00%
Phantom Stock 2011 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option expiration period	five years
Stock option vesting period	four years
Performance target, EPS minimum increase	8.00%

Earnings Per Share (Details) (USD $) In Thousands, except Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Numerators:
Income attributable to the Company	$ 260,761	$ 248,269	$ 481,462	$ 459,385
Less: Dividend preference on Preference shares	28	25	55	51
Income available to all classes of shares	$ 260,733	$ 248,244	$ 481,407	$ 459,334
Denominators:
Weighted average number of ordinary shares outstanding	298,559,749	296,104,554	298,427,098	295,926,583
Weighted average number of preference shares outstanding	3,958,515	3,899,075	3,957,978	3,894,560
Total weighted average shares outstanding	302,518,264	300,003,629	302,385,076	299,821,143
Potentially dilutive Ordinary shares	2,336,573	1,775,499	2,095,345	1,594,139
Potentially dilutive Preference shares	21,174	49,206	20,432	46,919
Total weighted average Ordinary shares outstanding assuming dilution	300,896,322	297,880,053	300,522,443	297,520,722
Total weighted average Preference shares outstanding assuming dilution	3,979,689	3,948,281	3,978,410	3,941,479
Basic income per Ordinary share	$ 0.86	$ 0.83	$ 1.59	$ 1.53
Plus preference per Preference shares	$ 0.01	$ 0	$ 0.02	$ 0.02
Basic income per Preference share	$ 0.87	$ 0.83	$ 1.61	$ 1.55
Fully diluted income per Ordinary share	$ 0.86	$ 0.82	$ 1.58	$ 1.52
Plus preference per Preference shares	$ 0	$ 0.01	$ 0.01	$ 0.02
Fully diluted income per Preference share	$ 0.86	$ 0.83	$ 1.59	$ 1.54

Employee Benefit Plans (Details) (USD $) In Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Components Of Net Periodic Benefit Cost [Abstract]
Service cost	$ 2,735	$ 1,915	$ 5,357	$ 3,965
Interest cost	6,139	5,521	12,175	11,188
Expected return on plan assets	(4,275)	(4,366)	(8,550)	(8,732)
Amortization of unrealized losses	1,801	1,221	3,601	2,411
Net periodic benefit costs	$ 6,400	$ 4,291	$ 12,583	$ 8,832

Mandatorily Redeemable Trust Preferred Securities (Details) In Thousands	Jun. 30, 2011 USD ( $)	Jun. 30, 2011 Fresenius Medical Care Capital Trust IV [Member] USD ( $)	Jun. 30, 2011 Fresenius Medical Care Capital Trust V [Member] EUR ( €)
Shares Subject to Mandatory Redemption by Settlement Terms [Line Items]
Stated amount		$ 225,000	€ 300,000
Redemption date	Jun 15, 2011
Trust Preferred Securities, current	$ 0

Noncontrolling Interests Subject to Put Provisions (Details) (USD $) In Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
Noncontrolling Interests Subject To Put Provisions (Details) [Abstract]
Potential obligations under the put provisions	$ 306,723		$ 306,723		$ 279,709
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance			279,709
Dividends paid			280,649		231,967
Purchase (sale) of noncontrolling interests			(6,475)		11,032
Cash contributions from noncontrolling interests			23,787		54,225
Changes in fair value of noncontrolling interests			(15,266)		(24,222)
Net Income	286,084	269,266	535,199	499,492
Other comprehensive income (loss), net of tax	42,636	(224,967)	163,205	(361,295)
Noncontrolling interests subject to put provisions ending balance	306,723		306,723		279,709
Put provisions exercisable	93,482		93,482
Noncontrolling interests subject to put provisions [Member]
Temporary Equity [Line Items]
Noncontrolling interests subject to put provisions beginning balance			231,303
Dividends paid			(18,435)		(38,964)
Purchase (sale) of noncontrolling interests			6,819		28,969
Cash contributions from noncontrolling interests			3,409		5,289
Changes in fair value of noncontrolling interests			15,266		24,222
Net Income			19,409		28,839
Other comprehensive income (loss), net of tax			546		51
Noncontrolling interests subject to put provisions ending balance					$ 231,303

Commitments and Contingencies (Details) (Insurance Claims [Member], USD $) In Thousands	Jun. 30, 2011
Insurance Claims [Member]
Loss Contingencies [Line Items]
Loss Contingency Accrual Carrying Value Current	$ 115,000

Financial Instruments (Details) (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2009
Assets:
Cash and cash equivalents	$ 449,253	$ 522,870	$ 572,851	$ 301,225
Long-term notes receivable	294,000
Liabilities:
Short-term borrowings	760,957	670,671
Short-term borrowings from related parties	161,363	9,683
Trust Preferred Securities, current	0	625,549
Noncontrolling interests subject to put provisions	306,723	279,709
Notional amount of foreign currency cash flow hedge derivatives	1,027,536	1,026,937
Notional amount of foreign currency derivative instruments not designated as hedging instruments	2,139,410	1,607,312
Notional amount of interest rate derivatives	1,525,000	3,175,000
Amount estimated to be transferred in the future from accumulated OCI into earnings	3,617
Reclassification from accumulated OCI into earnings, time estimate	12 months
Amount of additional interest expense expected to be reclassified into earnings	40,587
The time period estimated for the anticipated transfer of interest expense into earnings	12 months
Maximum remaining maturity of foreign currency derivatives	53
Maximum remaining maturity of interest rate cash flow hedges	14
Euro Notes [Member] | Carrying Reported Amount Fair Value Disclosure [Member]
Liabilities:
Senior Long Term Notes	1,929,959	824,446
Carrying Reported Amount Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	449,253	522,870
Accounts receivable	3,061,906	2,687,234
Long-term notes receivable	234,215	0
Liabilities:
Accounts Payable	626,635	542,524
Short-term borrowings	760,957	670,671
Short-term borrowings from related parties	161,363	9,683
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	498,173	528,082
Senior Credit Agreement	3,474,088	2,953,890
Senior Long Term Notes	289,060	267,240
Trust Preferred Securities, current	0	625,549
Noncontrolling interests subject to put provisions	306,723	279,709
Senior Notes [Member] | Portion At Fair Value Fair Value Disclosure [Member]
Liabilities:
Senior Long Term Notes	297,205	276,756
Euro Notes [Member] | Portion At Fair Value Fair Value Disclosure [Member]
Liabilities:
Senior Long Term Notes	1,957,191	880,366
Portion At Fair Value Fair Value Disclosure [Member]
Assets:
Cash and cash equivalents	449,253	522,870
Accounts receivable	3,061,906	2,687,234
Long-term notes receivable	239,701	0
Liabilities:
Accounts Payable	626,635	542,524
Short-term borrowings	760,957	670,671
Short-term borrowings from related parties	161,363	9,683
Long term debt, excluding Amended 2006 Senior Credit Agreement, Euro Notes and Senior Notes	498,173	528,082
Senior Credit Agreement	3,467,077	2,937,504
Trust Preferred Securities, current	0	643,828
Noncontrolling interests subject to put provisions	306,723	279,709
Euro Notes [Member]
Liabilities:
Senior Long Term Notes	289,060	267,240
Senior Notes [Member]
Liabilities:
Senior Long Term Notes	$ 1,929,959	$ 824,446

Financial Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2011	Dec. 31, 2010
Interest Rate Risk Management [Abstract]
Interest rate swap agreements interest rate	4.45%
Foreign Exchange Contract Current [Member] | Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	$ 77,491	$ 3,703
Liabilities	(3,070)	(51,816)
Foreign Exchange Contract Current [Member] | Nondesignated as Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	17,243	3,517
Liabilities	(15,889)	(20,751)
Interest Rate Contract Current Dollar [Member] | Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	0	0
Liabilities	(35,838)	(51,604)
Foreign Exchange Contract Non Current [Member] | Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	12	810
Liabilities	0	(486)
Foreign Exchange Contract Non Current [Member] | Nondesignated as Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	7,414	509
Liabilities	(7,202)	(213)
Interest Rate Contract Non Current Dollar [Member] | Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	0	0
Liabilities	(27,301)	(73,221)
Designated As Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	77,503	4,513
Liabilities	(66,209)	(177,127)
Nondesignated as Hedging Instrument [Member] | Significant Observable Inputs (Level 2)
Derivatives Fair Value [Line Items]
Assets	24,657	4,026
Liabilities	$ (23,091)	$ (20,964)

Financial Instruments (Details 2) (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Designated As Hedging Instrument [Member] | Interest Income Expense [Member] | Interest Rate Contract Dollar [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	$ 0	$ 0
Nondesignated as Hedging Instrument [Member] | Interest Income Expense [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	5,559	(9,247)
Designated As Hedging Instrument [Member] | Cost Of Sale [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	596	1,889
Nondesignated as Hedging Instrument [Member] | Selling, General and Administrative Expense [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	(24,714)	42,864
Designated As Hedging Instrument [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	1,533	(74,840)
Amount of (Gain) or Loss Recognized in Income on Derivatives	596	1,889
Designated As Hedging Instrument [Member] | Interest Rate Contract Dollar [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	9,478	(52,710)
Designated As Hedging Instrument [Member] | Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of Gain or (Loss) Recognized in OCI on Derivatives (Effective Portion)	(7,945)	(22,130)
Nondesignated as Hedging Instrument [Member]
Derivative Instruments Gain Loss [Line Items]
Amount of (Gain) or Loss Recognized in Income on Derivatives	$ (19,155)	$ 33,617

Business Segment Information (Details) (USD $) In Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue external customers	$ 3,194,052	$ 2,946,199	$ 6,230,440	$ 5,828,328
Inter - segment revenue	0	0	0	0
Segment depreciation and amortization	(136,289)	(120,907)	(272,273)	(245,365)
Operating income	509,544	466,565	954,628	891,744
Segment assets	19,052,634		19,052,634		17,094,661
Capital expenditures, acquisitions and investments	904,884	328,402	1,360,842	517,882
Segment Total [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue external customers	3,189,867	2,946,106	6,222,388	5,828,017
Inter - segment revenue	1,815	1,263	3,509	1,828
Segment revenue	3,191,682	2,947,369	6,225,897	5,829,845
Segment depreciation and amortization	(109,377)	(96,512)	(217,953)	(196,782)
Operating income	551,601	505,192	1,034,717	964,028
Segment assets	16,957,094	15,229,875	16,957,094	15,229,875
thereof investments in equity method investees	344,986	20,021	344,986	20,021
Capital expenditures, acquisitions and investments	872,192	164,924	1,300,838	323,741
North America [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue external customers	2,027,419	2,026,582	4,004,707	3,986,270
Inter - segment revenue	1,815	1,263	3,509	1,828
Segment revenue	2,029,234	2,027,845	4,008,216	3,988,098
Segment depreciation and amortization	(66,555)	(63,004)	(134,782)	(126,715)
Operating income	348,457	332,097	660,563	640,003
Segment assets	11,415,424	11,281,830	11,415,424	11,281,830
thereof investments in equity method investees	339,230	16,543	339,230	16,543
Capital expenditures, acquisitions and investments	74,555	71,316	462,425	144,883
Exclusion of non-cash acquisitions	6,000		6,000
International [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue external customers	1,162,448	919,524	2,217,681	1,841,747
Inter - segment revenue	0	0	0	0
Segment revenue	1,162,448	919,524	2,217,681	1,841,747
Segment depreciation and amortization	(42,822)	(33,508)	(83,171)	(70,067)
Operating income	203,144	173,095	374,154	324,025
Segment assets	5,541,670	3,948,045	5,541,670	3,948,045
thereof investments in equity method investees	5,756	3,478	5,756	3,478
Capital expenditures, acquisitions and investments	797,637	93,608	838,413	178,858
Exclusion of non-cash acquisitions	1,731	8,884	1,731	8,884
Corporate [Member]
Entity-Wide Information, Revenue from External Customer [Line Items]
Net revenue external customers	4,185	93	8,052	311
Inter - segment revenue	(1,815)	(1,263)	(3,509)	(1,828)
Segment revenue	2,370	(1,170)	4,543	(1,517)
Segment depreciation and amortization	(26,912)	(24,395)	(54,320)	(48,583)
Operating income	(42,057)	(38,627)	(80,089)	(72,284)
Segment assets	2,095,540	769,689	2,095,540	769,689
thereof investments in equity method investees	0	0	0	0
Capital expenditures, acquisitions and investments	32,692	163,478	60,004	194,141
Exclusion of non-cash acquisitions		$ 2,125		$ 2,125

Supplementary Cash Flow Information (Details) (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Supplementary cash flow information:
Cash paid for interest	$ 108,898	$ 128,915
Cash paid for income taxes, net of tax refund	242,776	261,695
Cash inflow for income taxes from stock option exercises	4,980	2,378
Supplemental disclosures of cash flow information, details for acquisitions:
Assets acquired	(874,302)	(186,560)
Liabilities assumed	37,555	11,303
Noncontrolling interest	1,441	5,741
Notes assumed in connection with acquisition	1,731	11,009
Cash paid	(833,575)	(158,507)
Less cash acquired	12,435	1,678
Net cash paid for acquisitions	$ (821,140)	$ (156,829)

Supplemental Condensed Combining Information (Details) (USD $) In Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Income
Net revenue	$ 3,194,052	$ 2,946,199	$ 6,230,440	$ 5,828,328
Cost of revenues	2,072,125	1,934,591	4,073,414	3,852,428
Gross profit	1,121,927	1,011,608	2,157,026	1,975,900
Selling, general and administrative			(1,149,466)	(1,039,694)
Research and development	26,783	21,373	52,932	44,462
Operating income	509,544	466,565	954,628	891,744
Interest, net			146,169	135,649
Other, net			0	0
Income before income taxes	434,940	398,341	808,459	756,095
Income tax expense	148,856	129,075	273,260	256,603
Net Income	286,084	269,266	535,199	499,492
Less: Net income attributable to noncontrolling interests	25,323	20,997	53,737	40,107
Income attributable to the Company	260,761	248,269	481,462	459,385
Current assets:
Cash and cash equivalents	449,253	572,851	449,253	572,851	522,870	301,225
Trade accounts receivable less allowance for doubtful accounts of $277,335 in 2010 and $266,449 in 2009	2,947,033		2,947,033		2,573,258
Accounts receivable from related parties	114,873		114,873		113,976
Inventories	976,893		976,893		809,097
Prepaid expenses and other current assets	985,154		985,154		783,231
Deferred tax asset, current	348,731		348,731		350,162
Total current assets	5,821,937		5,821,937		5,152,594
Property, plant and equipment, net	2,656,984		2,656,984		2,527,292
Intangible assets	696,707		696,707		692,544
Goodwill	8,902,372		8,902,372		8,140,468
Deferred tax asset, non-current	91,284		91,284		93,168
Total assets	19,052,634		19,052,634		17,094,661
Current liabilities:
Accounts payable	490,799		490,799		420,637
Accounts payable to related parties	135,836		135,836		121,887
Accrued expenses and other current liabilities	1,687,871		1,687,871		1,537,423
Short-term borrowings and other financial liabilities	760,957		760,957		670,671
Short Term Borrowings Due To Related Parties Current	161,363		161,363		9,683
Current portion of long-term debt and capital lease obligations	606,177		606,177		263,982
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiarie - current portion	0		0		625,549
Income tax payable, current	120,877		120,877		117,542
Deferred tax liability, current	29,774		29,774		22,349
Total current liabilities	3,993,654		3,993,654		3,789,723
Total long-term debt less current maturities	5,585,103		5,585,103		4,309,676
Other liabilities	273,255		273,255		294,015
Pension liabilities	211,099		211,099		190,150
Income tax payable, non-current	180,931		180,931		200,581
Deferred tax liability, non-current	580,866		580,866		506,896
Total liabilities	10,824,908		10,824,908		9,291,041
Noncontrolling interests subject to put provisions	306,723		306,723		279,709
Company shareholders' equity	7,770,401		7,770,401		7,377,258
Noncontrolling interests not subject to put provisions	150,602		150,602		146,653
Total equity	7,921,003		7,921,003		7,523,911	6,798,390
Total liabilities and equity	19,052,634		19,052,634		17,094,661
Issuers [Member] | FMC Finance III [Member]
Consolidated Statements of Income
Selling, general and administrative			(2)	(8)
Operating income			(2)	(8)
Interest, net			(1,936)	(360)
Income before income taxes			1,934	352
Income tax expense			715	100
Net Income			1,219	252
Income attributable to the Company			1,219	252
Current assets:
Cash and cash equivalents	6	98	6	98	123
Accounts receivable from related parties	1,274,828		1,274,828		16,542
Prepaid expenses and other current assets					1
Total current assets	1,274,834		1,274,834		16,666
Other assets	0		0		494,231
Total assets	1,274,834		1,274,834		510,897
Current liabilities:
Accounts payable to related parties	101		101		229
Accrued expenses and other current liabilities	20,394		20,394		15,866
Income tax payable, current	715		715		24
Total current liabilities	21,520		21,520		16,119
Total long-term debt less current maturities	1,194,595		1,194,595		494,231
Total liabilities	1,216,115		1,216,115		510,350
Company shareholders' equity	58,719		58,719		547
Total equity	58,719		58,719		547
Total liabilities and equity	1,274,834		1,274,834		510,897
Guarantors [Member] | Total FMC-AG and Co. KGaA [Member]
Consolidated Statements of Income
Selling, general and administrative			(36,236)	(63,750)
Operating income			(36,236)	(63,750)
Interest, net			40,063	12,953
Other, net			(611,365)	(573,536)
Income before income taxes			535,066	496,833
Income tax expense			53,604	37,448
Net Income			481,462	459,385
Income attributable to the Company			481,462	459,385
Current assets:
Cash and cash equivalents	170	73,665	170	73,665	147,177
Accounts receivable from related parties	3,627,849		3,627,849		2,418,066
Prepaid expenses and other current assets	155,071		155,071		111,594
Deferred tax asset, current	7,916		7,916		14,221
Total current assets	3,791,006		3,791,006		2,691,058
Property, plant and equipment, net	444		444		390
Intangible assets	350		350		428
Deferred tax asset, non-current	6,061		6,061		9,463
Other assets	7,705,852		7,705,852		7,201,295
Total assets	11,503,713		11,503,713		9,902,634
Current liabilities:
Accounts payable	940		940		5,738
Accounts payable to related parties	1,398,600		1,398,600		952,141
Accrued expenses and other current liabilities	100,155		100,155		122,000
Short-term borrowings and other financial liabilities	104		104		121
Current portion of long-term debt and capital lease obligations	67,051		67,051		106,862
Income tax payable, current	82,593		82,593		54,366
Total current liabilities	1,649,443		1,649,443		1,241,228
Total long-term debt less current maturities	1,277,715		1,277,715		870,348
Long term borrowings from related parties	791,139		791,139		334,428
Other liabilities	7,202		7,202		73,382
Pension liabilities	6,670		6,670		4,933
Income tax payable, non-current	1,143		1,143		1,057
Total liabilities	3,733,312		3,733,312		2,525,376
Company shareholders' equity	7,770,401		7,770,401		7,377,258
Total equity	7,770,401		7,770,401		7,377,258
Total liabilities and equity	11,503,713		11,503,713		9,902,634
Guarantors [Member] | D GmbH [Member]
Consolidated Statements of Income
Net revenue			934,792	784,670
Cost of revenues			584,172	501,977
Gross profit			350,620	282,693
Selling, general and administrative			(97,705)	(72,357)
Research and development			34,212	30,255
Operating income			218,703	180,081
Interest, net			3,809	1,429
Other, net			144,905	127,397
Income before income taxes			69,989	51,255
Income tax expense			60,749	51,352
Net Income			9,240	(97)
Income attributable to the Company			9,240	(97)
Current assets:
Cash and cash equivalents	83	151	83	151	225
Trade accounts receivable less allowance for doubtful accounts of $277,335 in 2010 and $266,449 in 2009	185,556		185,556		157,755
Accounts receivable from related parties	994,836		994,836		667,484
Inventories	237,033		237,033		184,948
Prepaid expenses and other current assets	28,824		28,824		11,341
Total current assets	1,446,332		1,446,332		1,021,753
Property, plant and equipment, net	181,039		181,039		168,939
Intangible assets	67,731		67,731		65,684
Goodwill	66,294		66,294		65,315
Deferred tax asset, non-current	5,913		5,913		4,693
Other assets	651,219		651,219		644,523
Total assets	2,418,528		2,418,528		1,970,907
Current liabilities:
Accounts payable	36,144		36,144		22,387
Accounts payable to related parties	1,006,740		1,006,740		670,613
Accrued expenses and other current liabilities	130,097		130,097		94,978
Deferred tax liability, current	8,420		8,420		5,513
Total current liabilities	1,182,124		1,182,124		793,491
Long term borrowings from related parties	224,040		224,040		208,368
Other liabilities	11,877		11,877		11,241
Pension liabilities	162,306		162,306		143,362
Total liabilities	1,580,347		1,580,347		1,156,462
Company shareholders' equity	838,181		838,181		814,445
Total equity	838,181		838,181		814,445
Total liabilities and equity	2,418,528		2,418,528		1,970,907
Guarantors [Member] | FMCH [Member]
Consolidated Statements of Income
Selling, general and administrative			52,627	(45,197)
Operating income			52,627	(45,197)
Interest, net			62,721	27,293
Other, net			(332,306)	(289,983)
Income before income taxes			322,212	217,493
Income tax expense			(3,982)	(28,561)
Net Income			326,194	246,054
Income attributable to the Company			326,194	246,054
Current assets:
Cash and cash equivalents					0
Accounts receivable from related parties	670,736		670,736		441,601
Prepaid expenses and other current assets	150		150		50
Total current assets	670,886		670,886		441,651
Other assets	10,386,845		10,386,845		9,320,731
Total assets	11,057,731		11,057,731		9,762,382
Current liabilities:
Accounts payable to related parties	1,546,648		1,546,648		1,538,658
Accrued expenses and other current liabilities	1,835		1,835		2,054
Current portion of long-term debt and capital lease obligations	416,505		416,505		101,145
Total current liabilities	1,964,988		1,964,988		1,641,857
Total long-term debt less current maturities	1,186,259		1,186,259		1,357,745
Long term borrowings from related parties	0		0		494,231
Total liabilities	3,151,247		3,151,247		3,493,833
Company shareholders' equity	7,906,484		7,906,484		6,268,549
Total equity	7,906,484		7,906,484		6,268,549
Total liabilities and equity	11,057,731		11,057,731		9,762,382
Non Guarantor Subsidiaries [Member]
Consolidated Statements of Income
Net revenue			6,676,858	6,181,531
Cost of revenues			4,848,221	4,477,730
Gross profit			1,828,637	1,703,801
Selling, general and administrative			(1,070,828)	(869,660)
Research and development			18,720	14,207
Operating income			739,089	819,934
Interest, net			47,235	90,660
Other, net			0
Income before income taxes			691,854	729,274
Income tax expense			291,583	299,439
Net Income			400,271	429,835
Income attributable to the Company			400,271	429,835
Current assets:
Cash and cash equivalents	448,994	296,827	448,994	296,827	342,401
Trade accounts receivable less allowance for doubtful accounts of $277,335 in 2010 and $266,449 in 2009	2,761,477		2,761,477		2,415,503
Accounts receivable from related parties	3,885,243		3,885,243		2,826,527
Inventories	848,191		848,191		711,053
Prepaid expenses and other current assets	839,367		839,367		662,188
Deferred tax asset, current	329,305		329,305		317,644
Total current assets	9,112,577		9,112,577		7,275,316
Property, plant and equipment, net	2,585,221		2,585,221		2,458,364
Intangible assets	628,626		628,626		626,432
Goodwill	8,836,078		8,836,078		8,075,153
Deferred tax asset, non-current	116,957		116,957		121,875
Other assets	(7,315,138)		(7,315,138)		(6,581,295)
Total assets	13,964,321		13,964,321		11,975,845
Current liabilities:
Accounts payable	453,405		453,405		392,512
Accounts payable to related parties	6,591,570		6,591,570		3,210,393
Accrued expenses and other current liabilities	1,455,500		1,455,500		1,292,562
Short-term borrowings and other financial liabilities	760,130		760,130		670,550
Short Term Borrowings Due To Related Parties Current	107,530		107,530		2,004
Current portion of long-term debt and capital lease obligations	122,621		122,621		55,975
Company-obligated mandatorily redeemable preferred securities of subsidiary Fresenius Medical Care Capital Trusts holding solely Company-guaranteed debentures of subsidiarie - current portion	0		0		625,549
Income tax payable, current	43,292		43,292		62,504
Deferred tax liability, current	37,030		37,030		27,143
Total current liabilities	9,571,078		9,571,078		6,339,192
Total long-term debt less current maturities	5,211,148		5,211,148		4,069,605
Long term borrowings from related parties	3,776		3,776		400,883
Other liabilities	201,250		201,250		184,542
Pension liabilities	42,123		42,123		41,855
Income tax payable, non-current	55,178		55,178		75,055
Deferred tax liability, non-current	597,347		597,347		522,521
Total liabilities	15,681,900		15,681,900		11,633,653
Noncontrolling interests subject to put provisions	306,723		306,723		279,709
Company shareholders' equity	(2,174,904)		(2,174,904)		(84,170)
Noncontrolling interests not subject to put provisions	150,602		150,602		146,653
Total equity	(2,024,302)		(2,024,302)		62,483
Total liabilities and equity	13,964,321		13,964,321		11,975,845
Combining Adjustment [Member]
Consolidated Statements of Income
Net revenue			(1,381,210)	(1,137,873)
Cost of revenues			(1,358,979)	(1,127,279)
Gross profit			(22,231)	(10,594)
Selling, general and administrative			2,678	11,278
Operating income			(19,553)	684
Interest, net			(5,723)	3,674
Other, net			798,766	736,122
Income before income taxes			(812,596)	(739,112)
Income tax expense			(129,409)	(103,175)
Net Income			(683,187)	(635,937)
Less: Net income attributable to noncontrolling interests			53,737	40,107
Income attributable to the Company			(736,924)	(676,044)
Current assets:
Cash and cash equivalents		202,110		202,110	32,944
Accounts receivable from related parties	(10,338,619)		(10,338,619)		(6,256,244)
Inventories	(108,331)		(108,331)		(86,904)
Prepaid expenses and other current assets	(38,258)		(38,258)		(1,943)
Deferred tax asset, current	11,510		11,510		18,297
Total current assets	(10,473,698)		(10,473,698)		(6,293,850)
Property, plant and equipment, net	(109,720)		(109,720)		(100,401)
Deferred tax asset, non-current	(37,647)		(37,647)		(42,863)
Other assets	(10,545,428)		(10,545,428)		(10,590,890)
Total assets	(21,166,493)		(21,166,493)		(17,028,004)
Current liabilities:
Accounts payable to related parties	(10,407,823)		(10,407,823)		(6,250,147)
Accrued expenses and other current liabilities	(20,110)		(20,110)		9,963
Short Term Borrowings Due To Related Parties Current	53,833		53,833		7,679
Income tax payable, current	(5,723)		(5,723)		648
Deferred tax liability, current	(15,676)		(15,676)		(10,307)
Total current liabilities	(10,395,499)		(10,395,499)		(6,242,164)
Total long-term debt less current maturities	(3,284,614)		(3,284,614)		(2,482,253)
Long term borrowings from related parties	(1,018,955)		(1,018,955)		(1,437,910)
Other liabilities	52,926		52,926		24,850
Income tax payable, non-current	124,610		124,610		124,469
Deferred tax liability, non-current	(16,481)		(16,481)		(15,625)
Total liabilities	(14,538,013)		(14,538,013)		(10,028,633)
Company shareholders' equity	(6,628,480)		(6,628,480)		(6,999,371)
Total equity	(6,628,480)		(6,628,480)		(6,999,371)
Total liabilities and equity	$ (21,166,493)		$ (21,166,493)		$ (17,028,004)

Supplemental Condensed Combining Information (Details 1) (USD $) In Thousands	3 Months Ended		6 Months Ended				12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended		12 Months Ended	6 Months Ended				12 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011 Issuers [Member] FMC Finance III [Member]	Jun. 30, 2010 Issuers [Member] FMC Finance III [Member]	Dec. 31, 2009 Issuers [Member] FMC Finance III [Member]	Jun. 30, 2011 Guarantors [Member] Total FMC-AG and Co. KGaA [Member]	Jun. 30, 2010 Guarantors [Member] Total FMC-AG and Co. KGaA [Member]	Dec. 31, 2009 Guarantors [Member] Total FMC-AG and Co. KGaA [Member]	Jun. 30, 2011 Guarantors [Member] D GmbH [Member]	Jun. 30, 2010 Guarantors [Member] D GmbH [Member]	Dec. 31, 2009 Guarantors [Member] D GmbH [Member]	Jun. 30, 2011 Guarantors [Member] FMCH [Member]	Jun. 30, 2010 Guarantors [Member] FMCH [Member]	Jun. 30, 2011 Non Guarantor Subsidiaries [Member]	Jun. 30, 2010 Non Guarantor Subsidiaries [Member]	Dec. 31, 2009 Non Guarantor Subsidiaries [Member]	Jun. 30, 2011 Combining Adjustment [Member]	Jun. 30, 2010 Combining Adjustment [Member]	Dec. 31, 2009 Combining Adjustment [Member]
Operating Activities:
Net Income	$ 286,084	$ 269,266	$ 535,199	$ 499,492	$ 1,219	$ 252		$ 481,462	$ 459,385		$ 9,240	$ (97)		$ 326,194	$ 246,054	$ 400,271	$ 429,835		$ (683,187)	$ (635,937)
Adjustments to reconcile net income to net cash provided by operating activities:
Income Loss From Equity Method Investments Net Of Dividends Or Distributions								(358,305)	(307,027)					(332,306)	(289,983)				690,611	597,010
Depreciation and amortization			272,273	245,365				682	726		22,927	19,048		5,769	444	249,455	236,173		(6,560)	(11,026)
Change in deferred taxes, net			53,336	(747)				15,286	(13,919)		1,572	435				41,884	15,046		(5,406)	(2,309)
(Gain) loss on sale of fixed assets and investments				(1,938)							58	3				(991)	(1,941)
Loss (gain) on investments												(28)								28
Stock Option Compensation Expense			14,631	13,712				14,631	(13,712)
Cash outflow from hedging			(58,581)	0												(58,581)
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net			(263,509)	(94,298)							(21,238)	(9,466)				(242,271)	(84,832)
Inventories, net			(120,325)	(33,482)							(33,466)	(18,613)				(104,067)	(21,876)		17,208	7,007
Prepaid expenses, other current and non-current assets			(78,091)	(91,264)	0			(28,927)	(126,932)		(19,192)	(9,920)		(44,068)	45,925	13,341	(132,358)		755	132,021
Accounts receivable from/payable to related parties			3,944	(5,337)	(612)	239		(688,780)	215,521		(65,753)	56,183		6,577	18,897	760,710	(517,889)		(8,198)	221,712
Accounts payable, accrued expenses and other current and non-current liabilities			155,153	129,381	2,976	(21)		(38,526)	(294)		45,519	27,060		(218)	(43)	145,157	97,637		245	5,042
Income tax payable			(26,534)	(17,421)	715	15		23,075	30,431					(3,982)	(28,561)	(32,506)	(21,801)		(13,836)	2,495
Net cash provided by (used in) operating activities			486,563	643,463	4,298	485		(577,569)	271,603		(60,333)	64,661		(42,034)	(7,267)	1,172,402	(2,006)		(10,201)	315,987
Investing Activities:
Purchases of property, plant and equipment			(238,384)	(226,635)				(133)	(199)		(16,484)	(13,920)				(231,968)	(225,035)		10,201	12,519
Proceeds from sale of property, plant and equipment			8,088	8,582					9		22	603				8,066	7,970
Disbursements of loans to related parties			0	0				377,936	239,804		100	89		(798,172)	(149,883)		(327,341)		420,136	237,331
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets			(1,122,458)	(291,247)				(25,128)	(2,759)		(3,611)	(2,129)				(1,867,825)	(157,663)		774,106	(128,696)
Proceeds from divestitures			0	7,867													7,867
Net cash (used in) provided by investing activities			(1,352,754)	(501,433)				352,675	236,855		(19,973)	(15,357)		(798,172)	(149,883)	(2,091,727)	(694,202)		1,204,443	121,154
Financing Activities:
Short-term borrowings, net			115,986	6,804				102,267	0		80,150	(49,319)		(299)		(66,442)	56,123
Long-term debt and capital lease obligations, net			1,448,621	333,732				305,359	(146,576)					152,115	157,150	1,473,385	560,489		(420,136)	(237,331)
Increase (decrease) of accounts receivable securitization program			130,000	86,000												130,000	86,000
Proceeds from exercise of stock options			31,741	28,084				26,762	25,706							4,979	2,378
Payment of dividends [N]			(280,649)	(231,967)												22	(5,795)		(22)	6,290
Capital (decrease) increase			0	0										688,390		28,216	4,014		(774,106)	(4,014)
Distributions to noncontrolling interests			(61,735)	(67,562)												(61,735)	(67,562)
Contributions from noncontrolling interests			12,290	14,850												12,290	14,850
Net cash (used in) provided by financing activities			742,494	169,941				153,739	(352,837)		80,150	(49,319)		840,206	157,150	866,955	650,497		(1,194,264)	(235,055)
Effect of exchange rate changes on cash and cash equivalents			50,080	(40,345)				(75,852)	(81,980)		14	(28)				125,896	41,639		22	24
Cash and Cash Equivalents:
(decrease) in cash and cash equivalents			(73,617)	271,626	6	(10)	108	(147,007)	73,641	24	(142)	(43)	194			73,526	(4,072)	300,899		202,110	0
Cash and cash equivalents at beginning of period			522,870	301,225	123			147,177			225			0		342,401			32,944
Cash and cash equivalents at end of period	$ 449,253	$ 572,851	$ 449,253	$ 572,851	$ 6	$ 98		$ 170	$ 73,665		$ 83	$ 151				$ 448,994	$ 296,827			$ 202,110